                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
BALANCED FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE BALANCED FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A BALANCE OF GROWTH OF CAPITAL AND
CURRENT INCOME.

                                               (ADVICE-BUILT(SM) SOLUTIONS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   30

Statement of Operations............   32

Statements of Changes in Net
  Assets...........................   33

Financial Highlights...............   34

Notes to Financial Statements......   38

Proxy Voting.......................   56




--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Balanced Fund (the Fund) Class A shares declined 21.42% (excluding sales charge) for the six months ended March 31, 2009.

> The Russell 1000(R) Value Index (Russell Index) declined 35.22%. The Barclays
  Capital U.S. Aggregate Bond Index (Barclays Index), formerly the Lehman Brothers U.S. Aggregate Bond Index, gained 4.70% over the same period.

> The Fund's peer group as represented by the Lipper Balanced Funds Index declined 19.02% in the six-month period.

> The Fund underperformed its Blended Index made up of 60% Russell Index and 40%
  Barclays Index, which declined 20.78% for the six-month time frame.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------



                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
RiverSource Balanced
  Fund
  Class A (excluding
  sales charge)            -21.42%   -29.54%   -9.27%   -3.10%   -3.20%
------------------------------------------------------------------------
Russell 1000 Value
  Index(1) (unmanaged)     -35.22%   -42.42%  -15.40%   -4.94%   -0.62%
------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond
  Index(2) (unmanaged)      +4.70%    +3.13%   +5.78%   +4.13%   +5.70%
------------------------------------------------------------------------
Blended Index(3)
  (unmanaged)              -20.78%   -26.48%   -7.07%   -1.10%   +2.20%
------------------------------------------------------------------------
Lipper Balanced Funds
  Index(4)                 -19.02%   -26.60%   -7.15%   -1.54%   +0.76%
------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index), an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Blended Index consists of 60% Russell 1000 Value Index and 40% Barclays Capital U.S. Aggregate Bond Index.
(4) The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                                              SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/16/40)                  -21.42%   -29.54%   -9.27%   -3.10%   -3.20%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -21.74%   -30.02%   -9.95%   -3.86%   -3.94%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -21.69%   -30.04%   -9.92%   -3.84%     N/A       -4.58%
--------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  -21.32%   -29.39%   -9.13%   -2.95%   -3.04%        N/A
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/16/40)                  -25.92%   -33.56%  -11.04%   -4.25%   -3.69%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -25.59%   -33.43%  -11.09%   -4.21%   -3.94%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -22.46%   -30.72%   -9.92%   -3.84%     N/A       -4.58%
--------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



        DURATION
SHORT    INT.     LONG
           X        X     HIGH
           X        X     MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                    Total fund  Net fund
                     expenses   expenses
----------------------------------------
Class A                0.95%      0.95%
----------------------------------------
Class B                1.71%      1.71%
----------------------------------------
Class C                1.71%      1.71%
----------------------------------------
Class R4               0.86%      0.81%(a)
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.09%) will not exceed 0.90% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)
(at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------


STOCKS                                     59.2%
------------------------------------------------
Consumer Discretionary                      3.5%
------------------------------------------------
Consumer Staples                            4.9%
------------------------------------------------
Energy                                     12.2%
------------------------------------------------
Financials                                  7.9%
------------------------------------------------
Health Care                                 6.3%
------------------------------------------------
Industrials                                 8.7%
------------------------------------------------
Information Technology                      8.8%
------------------------------------------------
Materials                                   3.9%
------------------------------------------------
Telecommunication Services                  2.7%
------------------------------------------------
Utilities                                   0.3%
------------------------------------------------

BONDS                                      36.4%
------------------------------------------------
Asset-Backed                                0.9%
------------------------------------------------
Commercial Mortgage-Backed                  2.9%
------------------------------------------------
Consumer Discretionary                      0.6%
------------------------------------------------
Consumer Staples                            0.7%
------------------------------------------------
Energy                                      1.8%
------------------------------------------------
Financials                                  0.8%
------------------------------------------------
Foreign Government                          0.5%
------------------------------------------------
Health Care                                 0.4%
------------------------------------------------
Industrials                                 0.5%
------------------------------------------------
Materials                                   0.5%
------------------------------------------------
Mortgage-Backed                            15.4%
------------------------------------------------
Telecommunication                           3.6%
------------------------------------------------
U.S. Government Obligations & Agencies      4.4%
------------------------------------------------
Utilities                                   3.4%
------------------------------------------------

SENIOR LOANS                                0.6%
------------------------------------------------
Consumer Discretionary                      0.1%
------------------------------------------------
Consumer Staples                            0.1%
------------------------------------------------
Materials                                   0.1%
------------------------------------------------
Telecommunication                           0.2%
------------------------------------------------
Utilities                                   0.1%
------------------------------------------------

OTHER(2)                                    3.8%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP TEN HOLDINGS (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                     2.5%
------------------------------------------------
Intel                                       2.0%
------------------------------------------------
Wal-Mart Stores                             1.8%
------------------------------------------------
Lorillard                                   1.8%
------------------------------------------------
Federal Natl Mtge Assn 4.50% 2039           1.7%
------------------------------------------------
Hewlett-Packard                             1.4%
------------------------------------------------
ConocoPhillips                              1.4%
------------------------------------------------
AT&T                                        1.3%
------------------------------------------------
Transocean                                  1.3%
------------------------------------------------
Everest Re Group                            1.3%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  785.80        $4.54          1.02%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.85        $5.14          1.02%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  782.60        $7.91          1.78%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.06        $8.95          1.78%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  783.10        $7.87          1.77%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.11        $8.90          1.77%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  786.80        $3.52           .79%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.99        $3.98           .79%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -21.42% for Class A, -21.74% for Class B, -21.69% for Class C and -21.32% for Class R4.


--------------------------------------------------------------------------------
                          RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (62.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Boeing                                                 64,138              $2,282,030
Honeywell Intl                                        127,409               3,549,615
United Technologies                                   106,618               4,582,441
                                                                      ---------------
Total                                                                      10,414,086
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
United Parcel Service Cl B                            100,316(p)            4,937,554
-------------------------------------------------------------------------------------

AIRLINES (0.6%)
AMR                                                   142,926(b,p)            455,934
Continental Airlines Cl B                              65,216(b,p)            574,553
Delta Air Lines                                       197,644(b)            1,112,736
UAL                                                    82,465(b)              369,443
US Airways Group                                      221,180(b,p)            559,585
                                                                      ---------------
Total                                                                       3,072,251
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                  32,395(b)            1,604,200
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Bank of New York Mellon                                92,516               2,613,577
Goldman Sachs Group                                    18,430(p)            1,953,949
Morgan Stanley                                         38,596                 878,831
                                                                      ---------------
Total                                                                       5,446,357
-------------------------------------------------------------------------------------

CHEMICALS (2.6%)
Air Products & Chemicals                               82,963(p)            4,666,669
Dow Chemical                                           57,064(p)              481,050
EI du Pont de Nemours & Co                            278,356               6,215,689
Praxair                                                26,655(p)            1,793,615
                                                                      ---------------
Total                                                                      13,157,023
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.1%)
US Bancorp                                             42,762(p)              624,753
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                      110,300(p)            2,823,680
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Cisco Systems                                         276,836(b)            4,642,540
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Hewlett-Packard                                       258,260               8,279,816
IBM                                                    47,614               4,613,320
                                                                      ---------------
Total                                                                      12,893,136
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                           34,710(b)              542,864
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.0%)
Bank of America                                       570,923(p)            3,893,695
CIT Group                                             347,273                 989,728
JPMorgan Chase & Co                                   187,952               4,995,764
                                                                      ---------------
Total                                                                       9,879,187
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T                                                  292,000               7,358,400
Deutsche Telekom                                       84,853(c)            1,053,310
FairPoint Communications                                3,182                   2,482
Verizon Communications                                190,419               5,750,654
                                                                      ---------------
Total                                                                      14,164,846
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
ABB ADR                                               163,262(c)            2,275,872
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                       35,645(c,p)            393,521
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.5%)
Baker Hughes                                           85,683               2,446,250
Halliburton                                           164,856(p)            2,550,322
Schlumberger                                           66,985(p)            2,720,931
Transocean                                            124,502(b,c)          7,325,698
Weatherford Intl                                      231,620(b)            2,564,033
                                                                      ---------------
Total                                                                      17,607,234
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
CVS Caremark                                           82,322               2,263,032
Wal-Mart Stores                                       200,498              10,445,946
                                                                      ---------------
Total                                                                      12,708,978
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Covidien                                               46,690(c)           $1,551,976
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Cardinal Health                                        36,914               1,162,053
UnitedHealth Group                                     98,310(p)            2,057,628
                                                                      ---------------
Total                                                                       3,219,681
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival Unit                                         225,748               4,876,157
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Centex                                                186,183               1,396,373
DR Horton                                              31,233(p)              302,960
KB Home                                               128,340(p)            1,691,521
Pulte Homes                                            38,051(p)              415,897
                                                                      ---------------
Total                                                                       3,806,751
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Tyco Intl                                             109,316(c)            2,138,221
-------------------------------------------------------------------------------------

INSURANCE (5.2%)
ACE                                                   166,015(c)            6,707,006
Chubb                                                  35,637               1,508,158
Everest Re Group                                      102,097(c)            7,228,467
Lincoln Natl                                           34,161                 228,537
Marsh & McLennan Companies                            137,407               2,782,492
RenaissanceRe Holdings                                 21,516(c)            1,063,751
Travelers Companies                                    69,127               2,809,321
XL Capital Cl A                                       661,508(c)            3,611,834
                                                                      ---------------
Total                                                                      25,939,566
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Thermo Fisher Scientific                               22,405(b)              799,186
-------------------------------------------------------------------------------------

MACHINERY (3.8%)
Caterpillar                                           231,708(p)            6,478,555
Deere & Co                                             21,602(p)              710,058
Eaton                                                  92,006               3,391,341
Illinois Tool Works                                   183,940               5,674,549
Ingersoll-Rand Cl A                                    83,546(c)            1,152,935
Parker Hannifin                                        49,354               1,677,049
                                                                      ---------------
Total                                                                      19,084,487
-------------------------------------------------------------------------------------

MEDIA (0.1%)
Sirius XM Radio                                       934,242(b)              326,985
Virgin Media                                            7,029(n)               33,739
                                                                      ---------------
Total                                                                         360,724
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                 162,569(p)            1,193,256
Freeport-McMoRan Copper & Gold                         34,052               1,297,722
Nucor                                                  63,668(p)            2,430,208
                                                                      ---------------
Total                                                                       4,921,186
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Kohl's                                                 31,711(b,p)          1,342,010
Macy's                                                 97,537                 868,079
Target                                                 24,359                 837,706
                                                                      ---------------
Total                                                                       3,047,795
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Dominion Resources                                     50,898               1,577,329
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.3%)
Anadarko Petroleum                                     84,187(p)            3,274,032
Apache                                                 43,122               2,763,689
BP ADR                                                173,304(c,p)          6,949,490
Chevron                                               210,375              14,145,615
ConocoPhillips                                        208,885               8,179,937
Devon Energy                                           32,569               1,455,509
EnCana                                                 33,529(c)            1,361,613
Exxon Mobil                                            57,841               3,938,972
Petroleo Brasileiro ADR                               114,034(c,p)          3,474,616
Ultra Petroleum                                        22,965(b)              824,214
Valero Energy                                          31,527                 564,333
                                                                      ---------------
Total                                                                      46,932,020
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Weyerhaeuser                                          100,543               2,771,971
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (5.2%)
Abbott Laboratories                                   101,374              $4,835,539
Bristol-Myers Squibb                                  209,103               4,583,537
Johnson & Johnson                                      72,551               3,816,183
Merck & Co                                            150,906               4,036,736
Pfizer                                                204,966(p)            2,791,637
Schering-Plough                                       153,912               3,624,627
Wyeth                                                  59,813               2,574,352
                                                                      ---------------
Total                                                                      26,262,611
-------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                                    25,140                 649,869
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Infineon Technologies                                  62,307(b,c,p)           72,558
Intel                                                 758,230              11,411,361
Taiwan Semiconductor Mfg ADR                          478,798(c,p)          4,285,242
                                                                      ---------------
Total                                                                      15,769,161
-------------------------------------------------------------------------------------

SOFTWARE (2.6%)
Microsoft                                             226,229               4,155,827
Oracle                                                278,312(b)            5,029,097
Symantec                                              253,486(b,p)          3,787,081
                                                                      ---------------
Total                                                                      12,972,005
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Best Buy                                               42,553               1,615,312
Home Depot                                            109,040               2,568,982
Lowe's Companies                                       84,633               1,544,552
Staples                                                47,035                 851,804
                                                                      ---------------
Total                                                                       6,580,650
-------------------------------------------------------------------------------------

TOBACCO (2.6%)
Lorillard                                             169,072              10,438,505
Philip Morris Intl                                     74,319               2,644,270
                                                                      ---------------
Total                                                                      13,082,775
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $367,232,247)                                                     $313,532,203
-------------------------------------------------------------------------------------





BONDS (38.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $140,000            $116,900
 06-15-35                               6.63              205,000             146,575
Petroleos de Venezuela
 04-12-17                               5.25              384,000             160,320
                                                                      ---------------
Total                                                                         423,795
-------------------------------------------------------------------------------------

SOVEREIGN (0.4%)(c)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              201,000(d)           86,430
Republic of Argentina
 09-12-13                               7.00              332,000             110,390
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00              359,000(r)            9,801
Republic of Colombia
 01-27-17                               7.38              200,000             202,000
 09-18-37                               7.38              100,000              89,250
Republic of El Salvador
 06-15-35                               7.65               68,000(d)           49,640
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88               81,000(d)           65,610
 10-12-35                               8.50              100,000(d)           84,000
Republic of Philippines
 01-14-31                               7.75              300,000             306,374
Republic of Turkey
 09-26-16                               7.00              100,000              96,000
 04-03-18                               6.75              205,000             188,088
 03-17-36                               6.88              302,000             240,090
Republic of Uruguay
 05-17-17                               9.25              100,000             106,000
Republic of Venezuela
 02-26-16                               5.75               86,000              41,753
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50               87,000              53,505
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63               81,000              64,800


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SOVEREIGN (CONT.)
Russian Federation
 03-31-30                               7.50%            $114,240(d)         $107,386
                                                                      ---------------
Total                                                                       1,901,117
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.7%)
Federal Home Loan Mtge Corp
 04-16-37                               6.00            2,730,000           2,824,203
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00            1,013,000             978,136
Federal Natl Mtge Assn
 01-02-14                               5.13            2,712,000           2,802,879
 11-15-30                               6.63              970,000           1,272,895
 07-15-37                               5.63            1,040,000           1,172,917
U.S. Treasury
 02-28-14                               1.88            2,505,000           2,532,405
 03-31-14                               1.75              755,000             757,596
 02-15-15                               4.00            1,695,000           1,896,017
 02-15-19                               2.75            2,085,000           2,096,405
 02-15-29                               5.25            2,305,000           2,838,390
 02-15-38                               4.38              110,000             124,953
 05-15-38                               4.50              730,000             852,275
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00            2,016,601(o)        2,078,019
 01-15-15                               1.63            1,105,620(o)        1,116,838
                                                                      ---------------
Total                                                                      23,343,928
-------------------------------------------------------------------------------------

ASSET-BACKED (1.0%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49              745,979(e)          727,329
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               0.65              797,397(d,i)        788,772
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15              575,000(d)          552,177
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92              688,300             511,269
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.78              185,834(i)          126,396
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              450,000(d,e)        422,949
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            1,350,000(d,e)        982,489
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00            1,350,000(g)          135,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            1,900,000(g)          326,563
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              393,755             378,218
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              190,000(t)           14,729
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              125,000(t)            8,338
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              180,000(t)           10,589
                                                                      ---------------
Total                                                                       4,984,818
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.1%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57              900,000             798,099
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68            1,650,000           1,619,924
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              350,000             242,255
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23              375,000             335,846


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.82%            $300,000(d,i)       $152,936
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              475,000             411,011
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              142,814             136,654
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              350,000(d)          321,728
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              400,000             357,702
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.37              950,000(d,i)        593,578
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80              575,000              80,612
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              297,741             284,787
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              197,447             180,153
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18              548,677             533,498
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            1,085,899           1,047,988
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            1,275,000             623,252
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79              650,000             429,665
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90            1,375,000             490,751
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20              525,000(d)           32,179
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              650,000             600,793
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86              600,000             519,079
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37              600,000             414,218
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              111,738             107,229
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71              208,130             201,919
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              199,265             197,092
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              700,000             662,676
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              475,000             413,237
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            2,125,000(d)        1,815,725
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              600,000             505,130
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              350,000             286,272
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73              700,000             549,609
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              150,000              99,608


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34%            $915,000            $353,085
                                                                      ---------------
Total                                                                      15,398,290
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (16.4%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.17              757,491(k)          399,253
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00              672,043             594,452
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25               38,545(d,n)          4,452
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10              875,000(d,k)        527,742
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,057,389             954,955
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              24.86              632,380(g)           84,747
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              367,579             362,755
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              566,790             357,110
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00              874,885             752,073
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            1,007,500             630,209
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00            1,296,641             874,880
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00              729,003(d)          538,067
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.32              561,137(k)          241,918
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               0.00            3,089,248(b,g,u)           --
Federal Home Loan Mtge Corp #G05205
 01-01-39                               5.00              193,423             199,707
Federal Home Loan Mtge Corp
 04-01-39                               5.50            1,500,000(j)        1,556,250
 04-01-39                               6.00            3,000,000(j)        3,135,703
 04-01-39                               6.50            1,500,000(j)        1,580,977
Federal Home Loan Mtge Corp #A83578
 12-01-38                               5.00              514,367             531,080
Federal Home Loan Mtge Corp #A84865
 01-01-39                               5.00            1,218,161           1,257,742
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00              893,924             940,479
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00              560,937             597,042
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              643,455             697,695
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50              295,506             309,648
Federal Home Loan Mtge Corp #E93097
 12-01-17                               5.50              916,810             962,574
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00              453,618             471,087


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00%          $1,011,917          $1,052,075
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00              935,615           1,005,272
Federal Home Loan Mtge Corp #G04816
 09-01-38                               5.00            1,000,000           1,032,492
Federal Home Loan Mtge Corp #G05088
 12-01-38                               5.00               74,051              76,457
Federal Home Loan Mtge Corp #G05198
 12-01-37                               5.00            1,000,001           1,032,862
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              77.27              691,932(g)           45,845
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ Trust Series Z
 11-15-23                               6.50               55,398(h)           58,547
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50              759,059             780,706
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50              355,363             383,381
Federal Natl Mtge Assn
 04-01-24                               4.50            1,600,000(j)        1,647,000
 04-01-24                               5.00            1,000,000(j)        1,036,875
 05-01-38                               5.00            3,500,000(j)        3,601,717
 05-01-38                               6.00              175,000(j)          182,328
 04-01-39                               4.50            9,500,000(j)        9,707,812
 04-01-39                               5.50            4,000,000(j)        4,151,250
 04-01-39                               7.00            1,500,000(j)        1,597,031
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              134,128             146,011
Federal Natl Mtge Assn #250322
 08-01-25                               7.50              266,824             289,140
Federal Natl Mtge Assn #254236
 03-01-17                               6.50              475,879             499,044
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              220,082             237,246
Federal Natl Mtge Assn #545008
 06-01-31                               7.00              844,995             915,709
Federal Natl Mtge Assn #545869
 07-01-32                               6.50              156,155             166,669
Federal Natl Mtge Assn #555376
 04-01-18                               4.50            1,033,110(m)        1,071,292
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              765,443             794,407
Federal Natl Mtge Assn #653730
 09-01-32                               6.50              588,697             630,400
Federal Natl Mtge Assn #654686
 11-01-32                               6.00              833,201             877,245
Federal Natl Mtge Assn #662061
 09-01-32                               6.50              411,619             436,891
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              103,248             111,263
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            1,545,002(m)        1,626,726
Federal Natl Mtge Assn #688002
 03-01-33                               5.50              822,526             865,602
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              367,609             383,146
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              526,468             552,175
Federal Natl Mtge Assn #712057
 07-01-18                               4.50              304,939             316,209
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            1,323,291           1,382,300
Federal Natl Mtge Assn #731019
 07-01-33                               5.50              695,871             725,625
Federal Natl Mtge Assn #732094
 08-01-18                               5.50              463,799             485,695
Federal Natl Mtge Assn #745079
 12-01-20                               5.00              766,004             797,187
Federal Natl Mtge Assn #747584
 11-01-28                               5.50            1,012,913           1,062,372
Federal Natl Mtge Assn #753085
 12-01-33                               6.50              706,419             747,858
Federal Natl Mtge Assn #768117
 08-01-34                               5.44              358,620(k)          365,466
Federal Natl Mtge Assn #776962
 04-01-29                               5.00            1,491,134           1,553,599


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #804442
 12-01-34                               6.50%            $602,864            $637,994
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            2,038,020           2,102,791
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               8.71            1,592,974(g)          198,984
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              17.61              396,539(g)           28,524
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              47.00              291,379(g)           12,789
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00              309,542             322,690
Govt Natl Mtge Assn
 04-01-39                               5.50            1,000,000(j)        1,039,065
 04-01-39                               6.00            3,000,000(j)        3,134,297
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              846,263             884,569
Govt Natl Mtge Assn #616257
 02-15-34                               5.00              960,702             999,931
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              53.64              586,060(g)           42,675
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             508.81               69,680(g)            1,076
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.90              599,166(k)          111,570
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.80            8,256,310(b,g,u)           --
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50            3,085,058           1,397,917
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00              803,105             717,548
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            1,436,071           1,342,811
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00              690,202             622,294
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00              681,716             401,668
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.91            1,308,871(k)          667,750
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            1,361,466           1,192,240
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00            1,541,794           1,149,479


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50%          $1,224,620            $903,541
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.12            1,323,465(k)          926,617
                                                                      ---------------
Total                                                                      81,832,344
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
Moog
 Sr Sub Nts
 06-15-18                               7.25               85,000(d)           78,200
-------------------------------------------------------------------------------------

BANKING (0.3%)
Citigroup
 Sr Unsecured
 05-15-18                               6.13              225,000             194,206
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50              390,000             397,514
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            1,345,000             938,331
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              100,000              95,351
                                                                      ---------------
Total                                                                       1,625,402
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               25,000(b,j,t)        3,000
 05-02-18                               6.88              720,000(b,t)         86,400
                                                                      ---------------
Total                                                                          89,400
-------------------------------------------------------------------------------------

CHEMICALS (0.2%)
Airgas
 10-01-18                               7.13              250,000(d)          240,000
Chemtura
 06-01-16                               6.88              172,000(b)           77,400
INVISTA
 Sr Unsecured
 05-01-12                               9.25              628,000(d)          565,200
NALCO
 11-15-11                               7.75              180,000             177,300
                                                                      ---------------
Total                                                                       1,059,900
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (--%)
West Corp
 10-15-14                               9.50               51,000              35,509
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Clorox
 Sr Unsecured
 10-15-12                               5.45               50,000              51,538
Jarden
 05-01-17                               7.50              300,000             243,000
Visant
 10-01-12                               7.63               20,000              18,950
                                                                      ---------------
Total                                                                         313,488
-------------------------------------------------------------------------------------

ELECTRIC (2.5%)
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              440,000             458,611
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88              825,000             914,399
Consumers Energy
 1st Mtge
 09-15-18                               5.65               95,000              91,393
Detroit Edison
 10-01-13                               6.40              470,000             502,464
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30              230,000             237,698
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38            1,095,000           1,139,632
Duke Energy
 Sr Unsecured
 02-01-14                               6.30              375,000             383,899


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50%            $150,000            $118,500
 06-15-16                               7.75               90,000              68,400
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,160,000           1,140,592
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45              510,000             516,359
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00              485,000             478,808
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              815,000             648,273
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88              125,000             131,250
Majapahit Holding
 10-17-16                               7.75              100,000(c,d)         73,500
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56               23,374              21,680
Nevada Power
 08-01-18                               6.50              500,000             480,349
Nevada Power
 Series M
 03-15-16                               5.95              430,000             403,532
NiSource Finance
 03-01-13                               6.15              425,000             371,199
 01-15-19                               6.80              365,000             293,322
Northern States Power
 Sr Unsecured
 08-01-09                               6.88              965,000             973,803
NRG Energy
 02-01-16                               7.38              625,000             581,250
PacifiCorp
 1st Mtge
 09-15-13                               5.45              285,000             297,810
 07-15-38                               6.35              125,000             127,295
Portland General Electric
 03-15-10                               7.88              420,000             423,990
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90               75,000              84,800
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40              295,000             242,631
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13              585,000             644,015
Sierra Pacific Power
 Series M
 05-15-16                               6.00              940,000             883,616
                                                                      ---------------
Total                                                                      12,733,070
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.6%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75              430,000             454,724
Cott Beverages USA
 12-15-11                               8.00              361,000             203,965
Dr Pepper Snapple Group
 05-01-18                               6.82              595,000             561,568
Molson Coors Capital Finance
 09-22-10                               4.85              605,000(c)          613,054
SABMiller
 01-15-14                               5.70            1,135,000(c,d)      1,105,502
                                                                      ---------------
Total                                                                       2,938,813
-------------------------------------------------------------------------------------

GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13              399,000             215,460
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38              185,000(d)           75,850
                                                                      ---------------
Total                                                                         291,310
-------------------------------------------------------------------------------------

GAS PIPELINES (1.0%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              795,000             807,822
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            1,012,000             948,643


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
El Paso
 Sr Unsecured
 12-12-13                              12.00%            $200,000            $212,000
 06-15-14                               6.88               60,000              53,443
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75              250,000             254,937
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80              185,000(d)          156,544
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00              210,000             211,903
 04-15-17                               5.95              765,000             714,872
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90              510,000(d)          444,466
Southern Star Central
 Sr Nts
 03-01-16                               6.75              210,000             175,350
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40              731,000             713,411
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00              385,000             389,723
                                                                      ---------------
Total                                                                       5,083,114
-------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              415,000             410,216
Community Health Systems
 07-15-15                               8.88              445,000             420,525
DaVita
 03-15-13                               6.63              140,000             135,800
HCA
 Sr Secured
 02-15-17                               9.88              490,000(d)          464,274
Omnicare
 12-15-13                               6.75              335,000             304,013
 12-15-15                               6.88               50,000              44,750
Select Medical
 02-01-15                               7.63               75,000              48,563
                                                                      ---------------
Total                                                                       1,828,141
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              240,000             163,119
 03-15-17                               5.95              160,000             101,869
                                                                      ---------------
Total                                                                         264,988
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.6%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               1.72              210,000(i)          209,248
 09-15-16                               5.95            1,040,000             895,731
Canadian Natural Resources
 Sr Unsecured
 03-15-38                               6.25              130,000(c)          100,133
 02-01-39                               6.75              325,000(c)          258,920
Chesapeake Energy
 01-15-16                               6.63              255,000             212,288
 01-15-16                               6.88              380,000             319,200
Denbury Resources
 03-01-16                               9.75              135,000             130,275
EnCana Holdings Finance
 05-01-14                               5.80              305,000(c)          300,022
EnCana
 Sr Unsecured
 11-01-11                               6.30            1,335,000(c)        1,343,784
 10-15-13                               4.75               50,000(c)           47,711
Forest Oil
 Sr Nts
 02-15-14                               8.50              260,000(d)          241,150
Nexen
 Sr Unsecured
 11-20-13                               5.05              290,000(c)          264,981
 05-15-37                               6.40              550,000(c)          390,097
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50              205,000(d)          203,975
Quicksilver Resources
 08-01-15                               8.25              350,000             227,500


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
SandRidge Energy
 06-01-18                               8.00%            $260,000(d)         $188,500
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            1,910,000           1,850,204
 01-31-15                               5.00              470,000             438,363
 06-30-15                               5.30              390,000             371,796
                                                                      ---------------
Total                                                                       7,993,878
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.3%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90              900,000             830,378
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80              885,000(c)          664,531
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85              255,000(c)          188,888
TNK-BP Finance
 03-13-18                               7.88              100,000(c,d)         70,000
                                                                      ---------------
Total                                                                       1,753,797
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.5%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,205,000(d)        1,103,398
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40              970,000(d)          824,213
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30              760,000             707,202
                                                                      ---------------
Total                                                                       2,634,813
-------------------------------------------------------------------------------------

MEDIA CABLE (0.5%)
Comcast
 03-15-11                               5.50            1,325,000           1,345,615
 03-15-37                               6.45              290,000             253,359
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50              205,000(d)          202,950
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              335,000             328,300
Time Warner Cable
 04-01-19                               8.25              375,000             385,358
Videotron
 04-15-18                               9.13               25,000(c,d)         25,375
 04-15-18                               9.13              115,000(c,d)        116,725
Virgin Media Finance
 04-15-14                               8.75               90,000(c)           85,050
                                                                      ---------------
Total                                                                       2,742,732
-------------------------------------------------------------------------------------

MEDIA NON CABLE (1.3%)
British Sky Broadcasting Group
 02-15-18                               6.10              800,000(c,d)        696,134
DISH DBS
 10-01-13                               7.00              170,000             157,675
 10-01-14                               6.63              306,000             273,870
 02-01-16                               7.13              275,000             246,125
Intelsat Subsidiary Holding
 01-15-15                               8.88               40,000(c,d)         37,300
Lamar Media
 08-15-15                               6.63              520,000             379,600
Lamar Media
 Sr Nts
 04-01-14                               9.75               75,000(d)           72,750
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              545,000             404,577
News America
 12-15-35                               6.40              275,000             203,731
 01-09-38                               6.75              340,000             343,067
Nielsen Finance LLC
 08-01-14                              10.00              145,000             124,700
Rainbow Natl Services LLC
 09-01-12                               8.75              135,000(d)          135,000
Reed Elsevier Capital
 08-01-11                               6.75              840,000             823,415
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            1,415,000             943,754
Thomson Reuters
 10-01-14                               5.70            1,195,000(c)        1,185,130
 07-15-18                               6.50              415,000(c)          386,597
                                                                      ---------------
Total                                                                       6,413,425
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38%            $640,000            $598,400
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Gaz Capital
 Secured
 11-22-16                               6.21              100,000(c,d)         74,500
-------------------------------------------------------------------------------------

PACKAGING (0.1%)
Crown Americas LLC/Capital
 11-15-15                               7.75              335,000             336,675
Owens-Brockway Glass Container
 05-15-13                               8.25              345,000             346,725
                                                                      ---------------
Total                                                                         683,400
-------------------------------------------------------------------------------------

PAPER (--%)
Georgia-Pacific LLC
 01-15-17                               7.13              130,000(d)          120,250
NewPage
 Sr Secured
 05-01-12                              10.00              260,000              90,350
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              125,000(b,t)         15,000
                                                                      ---------------
Total                                                                         225,600
-------------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Roche Holdings
 03-01-39                               7.00              155,000(d)          162,195
-------------------------------------------------------------------------------------

RAILROADS (0.2%)
CSX
 Sr Unsecured
 03-15-12                               6.30              380,000             374,845
 04-01-15                               6.25              820,000             745,427
                                                                      ---------------
Total                                                                       1,120,272
-------------------------------------------------------------------------------------

RETAILERS (--%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20              230,000             231,317
-------------------------------------------------------------------------------------

TECHNOLOGY (0.2%)
SS&C Technologies
 12-01-13                              11.75               35,000              29,750
SunGard Data Systems
 08-15-13                               9.13              436,000             379,320
Tyco Electronics Group
 10-01-12                               6.00               80,000(c)           68,077
 01-15-14                               5.95              645,000(c)          509,169
                                                                      ---------------
Total                                                                         986,316
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.3%)
Erac USA Finance
 10-15-17                               6.38            2,095,000(d)        1,337,757
-------------------------------------------------------------------------------------

TREASURY (--%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        1,848,000,000(c)          132,121
-------------------------------------------------------------------------------------

WIRELESS (0.2%)
Centennial Communications
 Sr Nts
 01-01-13                               7.19               78,000(i)           78,000
Nextel Communications
 Series D
 08-01-15                               7.38              450,000             238,500
Nextel Communications
 Series E
 10-31-13                               6.88               20,000              11,400
Rogers Communications
 08-15-18                               6.80              130,000(c)          129,188
Sprint Capital
 01-30-11                               7.63              465,000             430,124
US Cellular
 Sr Unsecured
 12-15-33                               6.70              370,000             279,718
Verizon Wireless Capital LLC
 Sr Unsecured
 02-01-14                               5.55               20,000(d)           20,017
                                                                      ---------------
Total                                                                       1,186,947
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

WIRELINES (2.2%)
AT&T
 Sr Unsecured
 03-15-11                               6.25%          $1,630,000          $1,702,525
 01-15-38                               6.30              320,000             281,263
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              165,000             149,531
Qwest
 Sr Unsecured
 10-01-14                               7.50              595,000             541,450
Telecom Italia Capital
 11-15-13                               5.25            1,645,000(c)        1,477,269
Telefonica Europe
 09-15-10                               7.75              795,000(c)          830,188
TELUS
 Sr Unsecured
 06-01-11                               8.00            2,355,000(c)        2,451,360
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            2,545,000           2,606,736
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              190,000             195,489
Windstream
 08-01-16                               8.63              397,000             390,053
 03-15-19                               7.00              190,000             167,200
                                                                      ---------------
Total                                                                      10,793,064
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $209,408,575)                                                     $193,296,161
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (--%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%            $485,000            $223,095
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $484,952)                                                             $223,095
-------------------------------------------------------------------------------------



SENIOR LOANS (0.7%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD             $139,017(j,q)        $46,988
 05-05-13                               3.50%             576,384             194,818
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD               30,199(j,q)         10,207
 05-05-13                               3.50              130,239              44,021
                                                                      ---------------
Total                                                                         296,034
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.88-2.90              455,726             338,376
-------------------------------------------------------------------------------------

ELECTRIC (0.1%)
Energy Future Holdings
 Tranche B3 Term Loan
 10-10-14                          4.02-4.03              827,904             541,474
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               3.25              394,000             321,110
-------------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Charter Communications LLC
 Term Loan
 03-05-14                          5.18-5.36              494,437             400,356
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

MEDIA NON CABLE (--%)
Idearc
 Tranche B Term Loan
 11-17-14                               3.22%            $329,744            $128,498
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.53              533,063(c)          414,014
                                                                      ---------------
Total                                                                         542,512
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.77-3.49              320,000             235,200
-------------------------------------------------------------------------------------

PAPER (0.1%)
NewPage
 Term Loan
 12-22-14                          4.31-5.00              609,549             416,236
-------------------------------------------------------------------------------------

TECHNOLOGY (--%)
SunGard Data Systems
 Term Loan
 02-28-14                          2.28-2.99              154,606             130,246
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (--%)
Hertz
 Letter of Credit
 12-21-12                               1.23               31,815              23,814
Hertz
 Tranche B Term Loan
 12-21-12                          2.26-2.32              177,740             133,038
                                                                      ---------------
Total                                                                         156,852
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD              610,000(j,q)        271,956
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $4,263,647)                                                         $3,650,352
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              20,445,511(s)        $20,445,511
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $20,445,511)                                                       $20,445,511
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (8.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     41,038,285           $41,038,285
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $41,038,285)                                                       $41,038,285
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $642,873,217)(v)                                                  $572,185,607
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Long Bond, 30-year           21        $2,723,766     June 2009       $72,899
U.S. Treasury Note, 5-
  year                           (29)       (3,444,203)    July 2009       (43,880)
U.S. Treasury Note, 10-
  year                            13         1,613,015     June 2009           421
-------------------------------------------------------------------------------------
Total                                                                      $29,440
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT MARCH 31, 2009



                          REFERENCED        BUY/SELL   PAY/RECEIVE    EXPIRATION    NOTIONAL   UNREALIZED
COUNTERPARTY                ENTITY         PROTECTION   FIXED RATE       DATE        AMOUNT   APPRECIATION
----------------------------------------------------------------------------------------------------------
Goldman Sachs       Home Depot                 Buy        0.50%     March 20, 2011  $215,000        $5,937
Goldman Sachs       ConAgra Foods              Buy        0.18      Sept. 20, 2011   430,000         2,559
Citibank            Reed Elsevier Capital      Buy        0.26      Sept. 20, 2011   205,000         5,797
Goldman Sachs       FirstEnergy                Buy        0.60       Dec. 20, 2011   115,000         1,496
JPMorgan Chase      Cardinal Health            Buy        0.225      June 20, 2012   415,000         5,783
  Bank
JPMorgan Chase      NiSource Finance           Buy        0.55       Dec. 20, 2012   425,000        52,989
  Bank
----------------------------------------------------------------------------------------------------------
Total                                                                                              $74,561
----------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 13.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $15,961,585 or 3.2% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2009.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(j) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $32,502,335. See Note 1 to the financial statements.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) At March 31, 2009, investments in securities included securities valued at $647,816 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at March 31, 2009, was $38,191 representing 0.01% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     Banc of America Funding*
      Series 2006-2
       Cl N1 7.25% 2046                   11-14-06 thru 07-21-08      $38,224
     Virgin Media                                07-29-08              77,114


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.


--------------------------------------------------------------------------------
26  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(p) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(s) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.

(t)  This position is in bankruptcy.

(u)  Negligible market value.

(v) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $642,873,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $12,997,000
     Unrealized depreciation                         (83,684,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(70,687,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                       FAIR VALUE AT MARCH 31, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities              $384,988,173    $182,163,156   $5,034,278   $572,185,607
Other financial
  instruments*                  29,440          74,561           --        104,001
----------------------------------------------------------------------------------
Total                     $385,017,613    $182,237,717   $5,034,278   $572,289,608
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of Sept. 30, 2008                       $6,204,852
  Accrued discounts/premiums                          (93,794)
  Realized gain (loss)                               (959,252)
  Change in unrealized appreciation
    (depreciation)                                   (822,249)
  Net purchases (sales)                            (1,196,399)
  Transfers in and/or out of Level 3                1,901,120
---------------------------------------------------------------
Balance as of March 31, 2009                       $5,034,278
---------------------------------------------------------------






--------------------------------------------------------------------------------
28  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  29

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $581,389,421)             $  510,701,811
  Affiliated money market fund (identified cost $20,445,511)           20,445,511
  Investments of cash collateral received for securities on loan
    (identified cost $41,038,285)                                      41,038,285
---------------------------------------------------------------------------------
Total investments in securities (identified cost $642,873,217)        572,185,607
Cash                                                                       32,405
Foreign currency holdings (identified cost $8,336)                          8,001
Capital shares receivable                                                  52,085
Dividends and accrued interest receivable                               2,467,281
Receivable for investment securities sold                               6,783,921
Unrealized appreciation on swap contracts                                  74,561
---------------------------------------------------------------------------------
Total assets                                                          581,603,861
---------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                    424,840
Payable for investment securities purchased                             5,511,638
Payable for securities purchased on a forward-commitment basis         32,502,335
Payable upon return of securities loaned                               41,038,285
Variation margin payable on futures contracts                               2,883
Accrued investment management services fees                                 7,230
Accrued distribution fees                                                 194,711
Accrued transfer agency fees                                                2,821
Accrued administrative services fees                                          819
Accrued plan administration services fees                                  14,723
Other accrued expenses                                                    139,376
---------------------------------------------------------------------------------
Total liabilities                                                      79,839,661
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $  501,764,200
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $      719,280
Additional paid-in capital                                          1,436,617,161
Undistributed net investment income                                       768,997
Accumulated net realized gain (loss)                                 (865,762,208)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (70,579,030)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $  501,764,200
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $   40,636,807
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $445,582,645           63,858,979                       $6.98(1)
Class B                     $ 17,707,602            2,552,788                       $6.94
Class C                     $  2,471,346              356,777                       $6.93
Class R4                    $ 36,002,607            5,159,416                       $6.98
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.41. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   5,823,569
Interest                                                          5,979,307
Income distributions from affiliated money market fund               86,452
Fee income from securities lending                                   37,209
  Less foreign taxes withheld                                       (12,787)
---------------------------------------------------------------------------
Total income                                                     11,913,750
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               1,152,543
Distribution fees
  Class A                                                           608,592
  Class B                                                            98,907
  Class C                                                            14,269
Transfer agency fees
  Class A                                                           500,034
  Class B                                                            22,170
  Class C                                                             3,042
  Class R4                                                            9,334
Administrative services fees                                        162,744
Plan administration services fees -- Class R4                        46,669
Compensation of board members                                         9,163
Custodian fees                                                       95,740
Printing and postage                                                 54,100
Registration fees                                                    25,480
Professional fees                                                    22,900
Other                                                                10,658
---------------------------------------------------------------------------
Total expenses                                                    2,836,345
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                  (12,623)
  Earnings and bank fee credits on cash balances                       (839)
---------------------------------------------------------------------------
Total net expenses                                                2,822,883
---------------------------------------------------------------------------
Investment income (loss) -- net                                   9,090,867
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        (133,513,543)
  Foreign currency transactions                                      (6,028)
  Futures contracts                                              (5,225,635)
  Swap transactions                                                   4,084
---------------------------------------------------------------------------
Net realized gain (loss) on investments                        (138,741,122)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    (21,304,121)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (160,045,243)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(150,954,376)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   9,090,867  $   25,467,403
Net realized gain (loss) on investments                                (138,741,122)    (27,700,554)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (21,304,121)   (176,425,445)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (150,954,376)   (178,658,596)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (9,600,865)    (20,790,904)
    Class B                                                                (316,276)       (758,288)
    Class C                                                                 (44,280)        (88,354)
    Class R4                                                               (789,814)     (1,603,522)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (10,751,235)    (23,241,068)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          9,109,219      26,402,043
  Class B shares                                                          1,108,443       3,273,944
  Class C shares                                                            499,386       1,339,826
  Class R4 shares                                                         3,099,477       8,306,212
Reinvestment of distributions at net asset value
  Class A shares                                                          8,388,399      18,206,635
  Class B shares                                                            308,753         740,931
  Class C shares                                                             38,430          80,278
  Class R4 shares                                                           789,790       1,603,477
Payments for redemptions
  Class A shares                                                        (61,883,716)   (160,417,284)
  Class B shares                                                         (3,886,312)    (20,284,043)
  Class C shares                                                           (936,062)     (1,719,452)
  Class R4 shares                                                        (4,303,094)    (15,966,497)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (47,667,287)   (138,433,930)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (209,372,898)   (340,333,594)
Net assets at beginning of period                                       711,137,098   1,051,470,692
---------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 501,764,200  $  711,137,098
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                   $     768,997  $    2,429,365
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.06       $11.46       $10.52        $9.84        $9.25
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .12(b)       .30(b)       .26(b)       .24          .21
Net gains (losses) (both realized and
 unrealized)                                         (2.05)       (2.42)         .95          .68          .61
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.93)       (2.12)        1.21          .92          .82
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.15)        (.28)        (.27)        (.24)        (.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.98        $9.06       $11.46       $10.52        $9.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $446         $634         $929         $959         $990
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.02%(e)      .95%        1.07%        1.01%        1.03%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.34%(e)     2.86%        2.31%        2.42%        2.13%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                            103%         105%         124%         126%         130%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (21.42%)(h)  (18.73%)      11.57%        9.46%        8.86%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 74% for the six months ended March 31, 2009 and 86% and for the year ended Sept. 30, 2008.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.01       $11.39       $10.45        $9.78        $9.19
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .22(b)       .17(b)       .16          .14
Net gains (losses) (both realized and
 unrealized)                                         (2.04)       (2.40)         .95          .67          .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.18)        1.12          .83          .73
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.20)        (.18)        (.16)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.94        $9.01       $11.39       $10.45        $9.78
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $18          $26          $52          $70          $81
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.78%(e)     1.71%        1.84%        1.78%        1.81%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.57%(e)     2.10%        1.53%        1.63%        1.35%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                            103%         105%         124%         126%         130%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (21.74%)(h)  (19.35%)      10.78%        8.54%        8.02%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 74% for the six months ended March 31, 2009 and 86% and for the year ended Sept. 30, 2008.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $8.99       $11.38       $10.44        $9.77        $9.19
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .22(b)       .17(b)       .16          .14
Net gains (losses) (both realized and
 unrealized)                                         (2.03)       (2.41)         .96          .67          .59
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.94)       (2.19)        1.13          .83          .73
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.20)        (.19)        (.16)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.93        $8.99       $11.38       $10.44        $9.77
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $4           $5           $4           $3
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.77%(e)     1.71%        1.82%        1.78%        1.81%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.59%(e)     2.11%        1.57%        1.61%        1.35%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                            103%         105%         124%         126%         130%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (21.69%)(h)  (19.41%)      10.86%        8.58%        7.97%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 74% for the six months ended March 31, 2009 and 86% and for the year ended Sept. 30, 2008.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


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36  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.06       $11.47       $10.52        $9.84        $9.25
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .13(b)       .32(b)       .27(b)       .26          .23
Net gains (losses) (both realized and
 unrealized)                                         (2.05)       (2.44)         .96          .68          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.92)       (2.12)        1.23          .94          .83
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.29)        (.28)        (.26)        (.24)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.98        $9.06       $11.47       $10.52        $9.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $36          $47          $66         $139         $164
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .86%(e)      .86%         .96%         .83%         .87%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .79%(e)      .81%         .94%         .83%         .87%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.56%(e)     3.01%        2.40%        2.57%        2.29%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                            103%         105%         124%         126%         130%
--------------------------------------------------------------------------------------------------------------
Total return                                       (21.32%)(i)  (18.69%)      11.79%        9.65%        9.05%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after reduction for earnings and bank fee credits was 0.80% for the year ended Sept. 30, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 74% for the six months ended March 31, 2009 and 86% and for the year ended Sept. 30, 2008.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).
The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Balanced Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

The Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation

--------------------------------------------------------------------------------
38  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments LLC, (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ILLIQUID SECURITIES
At March 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2009 was $38,191 representing 0.01% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2009, the Fund has outstanding when-issued securities of $32,095,312 and other forward-commitments of $407,023.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call

--------------------------------------------------------------------------------
40  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2009, foreign currency holding were entirely comprised of Indonesian rupiahs.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At March 31, 2009, the Fund had no outstanding forward foreign currency contracts.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments. At March 31, 2009, the Fund had no outstanding forward sale commitments.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of

--------------------------------------------------------------------------------
42  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment that may be made by the Fund may equal the notional amount (shown in the Credit Default Swap Contracts Outstanding table following the Portfolio of Investments), at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. At March 31, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the referenced obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


CMBS TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At March 31, 2009, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
44  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund was not a party to any credit derivative contracts under which the Fund was the seller of credit protection. As such, those credit derivative contracts to which the Fund was a party at March 31, 2009 are not within the scope of this pronouncement.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid at the end of the calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

SECURITY LITIGATION SETTLEMENTS
Litigation proceeds from Enron Corp. related to portfolio securities no longer included in the portfolio are recorded as realized gains. Proceeds received during the six months ended March 31, 2009 were $1,214,535.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.35% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Balanced Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $296,593 for the six months ended March 31, 2009. The management fee for the six months ended

--------------------------------------------------------------------------------
46  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



March 31, 2009 was 0.42% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, other expenses paid to this company were $2,809.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $831,000 and $29,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $79,992 for Class A, $11,752 for Class B and $157 for Class C for the six months ended March 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  0.79%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4..........................................  $9,334


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4..........................................  $3,289


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
48  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  0.90%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended March 31, 2009, the Fund's transfer agency fees were reduced by $839 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $49,089 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $598,224,761 and $675,703,132, respectively, for the six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                      SIX MONTHS ENDED MARCH 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 1,241,020    1,141,534     (8,490,230)      (6,107,676)
Class B                   153,926       42,144       (540,400)        (344,330)
Class C                    67,687        5,252       (132,945)         (60,006)
Class R4                  437,250      107,607       (594,586)         (49,729)
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                         YEAR ENDED SEPT. 30, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 2,571,032    1,795,730    (15,393,223)     (11,026,461)
Class B                   310,830       72,851     (2,016,893)      (1,633,212)
Class C                   129,685        7,966       (168,724)         (31,073)
Class R4                  806,172      158,267     (1,532,604)        (568,165)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2009, securities valued at $40,636,807 were on loan secured by cash collateral of $41,038,285 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $37,135 earned from securities lending from Dec. 1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

--------------------------------------------------------------------------------
50  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $479 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $74 earned from securities lending from Oct. 31, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $179,964,368 and $169,636,851, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion.

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $688,474,000 at Sept. 30, 2008, that if not offset by capital gains will expire as follows:

    2010            2011            2012
$294,910,142    $368,676,980    $24,886,878


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Sept. 30, 2008, the Fund had a post-October loss of $30,349,723 that is treated for income tax purposes as occurring on Oct. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.


--------------------------------------------------------------------------------
52  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
54  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                         RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE BALANCED FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE BALANCED FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6335 AA (5/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED LARGE CAP GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   31

Proxy Voting.......................   46




--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Large Cap Growth Fund (the Fund) Class A shares declined 25.49% (excluding sales charge) for the six months ended March 31, 2009.

> The Fund outperformed the 25.97% decrease of the Russell 1000(R) Growth Index during the same period.

> The Fund also outperformed the Lipper Large-Cap Growth Funds Index, representing the Fund's peer group, which declined 26.60% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------


                                                            Since
                                                          inception
                                      6 months*   1 year   5/17/07
-------------------------------------------------------------------
RiverSource Disciplined Large Cap
  Growth Fund
  Class A (excluding sales charge)     -25.49%   -36.03%   -25.99%
-------------------------------------------------------------------
Russell 1000 Growth Index(1)
  (unmanaged)                          -25.97%   -34.28%   -22.99%
-------------------------------------------------------------------
Lipper Large-Cap Growth Funds
  Index(2)                             -26.60%   -36.45%   -23.35%
-------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/17/07)             -25.49%   -36.03%   -25.99%
--------------------------------------------------------------------
Class B (inception 5/17/07)             -25.72%   -36.52%   -26.53%
--------------------------------------------------------------------
Class C (inception 5/17/07)             -25.73%   -36.53%   -26.55%
--------------------------------------------------------------------
Class I (inception 5/17/07)             -25.26%   -35.72%   -25.68%
--------------------------------------------------------------------
Class R2 (inception 5/17/07)            -25.48%   -36.09%   -26.10%
--------------------------------------------------------------------
Class R3 (inception 5/17/07)            -25.41%   -35.86%   -25.89%
--------------------------------------------------------------------
Class R4 (inception 5/17/07)            -25.37%   -35.82%   -25.77%
--------------------------------------------------------------------
Class R5 (inception 5/17/07)            -25.31%   -35.76%   -25.71%
--------------------------------------------------------------------
Class W (inception 8/1/08)              -25.49%      N/A    -35.14%*
--------------------------------------------------------------------

With sales charge
Class A (inception 5/17/07)             -29.80%   -39.68%   -28.28%
--------------------------------------------------------------------
Class B (inception 5/17/07)             -29.44%   -39.70%   -28.11%
--------------------------------------------------------------------
Class C (inception 5/17/07)             -26.47%   -37.16%   -26.55%
--------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                             Total fund
                              expenses
---------------------------------------
Class A                         1.13%
---------------------------------------
Class B                         1.89%
---------------------------------------
Class C                         1.90%
---------------------------------------
Class I                         0.71%
---------------------------------------
Class R2                        1.51%
---------------------------------------
Class R3                        1.26%
---------------------------------------
Class R4                        1.00%
---------------------------------------
Class R5                        0.76%
---------------------------------------
Class W                         1.13%
---------------------------------------



* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     15.6%
------------------------------------------------
Consumer Staples                           14.4%
------------------------------------------------
Energy                                      9.4%
------------------------------------------------
Financials                                  5.0%
------------------------------------------------
Health Care                                19.2%
------------------------------------------------
Industrials                                 7.1%
------------------------------------------------
Information Technology                     24.2%
------------------------------------------------
Materials                                   1.6%
------------------------------------------------
Telecommunication Services                  0.4%
------------------------------------------------
Utilities                                   0.2%
------------------------------------------------
Other(2)                                    2.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Johnson & Johnson                           4.6%
------------------------------------------------
Wal-Mart Stores                             3.8%
------------------------------------------------
Occidental Petroleum                        2.5%
------------------------------------------------
PepsiCo                                     2.2%
------------------------------------------------
Lowe's Companies                            2.0%
------------------------------------------------
Abbott Laboratories                         2.0%
------------------------------------------------
Apple                                       1.9%
------------------------------------------------
Exxon Mobil                                 1.9%
------------------------------------------------
QUALCOMM                                    1.8%
------------------------------------------------
UnitedHealth Group                          1.8%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  745.10        $ 5.57         1.28%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.55        $ 6.44         1.28%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  742.80        $ 8.78         2.02%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.86        $10.15         2.02%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  742.70        $ 8.69         2.00%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.96        $10.05         2.00%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  747.40        $ 3.22          .74%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.24        $ 3.73          .74%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  745.20        $ 6.70         1.54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.25        $ 7.75         1.54%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  745.90        $ 5.62         1.29%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.50        $ 6.49         1.29%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  746.30        $ 4.53         1.04%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.75        $ 5.24         1.04%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  746.90        $ 3.44          .79%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.99        $ 3.98          .79%
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  745.10        $ 5.53         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.60        $ 6.39         1.27%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -25.49% for Class A, -25.72% for Class B, -25.73% for Class C, -25.26% for Class I, -25.48% for Class R2, -25.41% for Class R3, -25.37% for Class R4, -25.31%
    for Class R5 and -25.49% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.8%)
Boeing                                                   61,684(d)         $2,194,717
Goodrich                                                  8,060               305,393
Honeywell Intl                                            6,739               187,749
Northrop Grumman                                          6,944               303,036
Rockwell Collins                                          8,578               279,986
United Technologies                                      54,815             2,355,948
                                                                      ---------------
Total                                                                       5,626,829
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Delta Air Lines                                          40,106(b)            225,797
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Gentex                                                   35,008(d)            348,680
Johnson Controls                                         60,376(d)            724,512
                                                                      ---------------
Total                                                                       1,073,192
-------------------------------------------------------------------------------------

AUTOMOBILES (0.5%)
Harley-Davidson                                         125,881(d)          1,685,547
-------------------------------------------------------------------------------------

BEVERAGES (3.8%)
Brown-Forman Cl B                                         6,222               241,600
Coca-Cola                                                86,338             3,794,555
PepsiCo                                                 148,786             7,659,504
                                                                      ---------------
Total                                                                      11,695,659
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
Amgen                                                    10,665(b)            528,131
Cephalon                                                 13,677(b)            931,403
Genzyme                                                     543(b)             32,249
Vertex Pharmaceuticals                                   24,694(b,d)          709,459
                                                                      ---------------
Total                                                                       2,201,242
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.7%)
Charles Schwab                                           32,671               506,401
Franklin Resources                                        6,664               358,990
Goldman Sachs Group                                      31,596             3,349,807
Morgan Stanley                                           88,106(d)          2,006,173
Northern Trust                                            7,744               463,246
SEI Investments                                          35,565               434,249
State Street                                             40,906(d)          1,259,087
                                                                      ---------------
Total                                                                       8,377,953
-------------------------------------------------------------------------------------

CHEMICALS (0.6%)
CF Inds Holdings                                          5,363               381,470
Mosaic                                                   11,270(d)            473,115
PPG Inds                                                 21,501               793,387
Terra Inds                                               11,934               335,226
                                                                      ---------------
Total                                                                       1,983,198
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Pitney Bowes                                             15,980               373,133
Republic Services                                        21,893               375,465
Waste Management                                         35,385               905,856
                                                                      ---------------
Total                                                                       1,654,454
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.4%)
Brocade Communications Systems                          103,121(b,d)          355,767
Ciena                                                    52,223(b,d)          406,295
Cisco Systems                                            69,703(b)          1,168,919
CommScope                                                21,726(b)            246,807
Corning                                                 290,200             3,850,954
F5 Networks                                              40,932(b,d)          857,525
JDS Uniphase                                            100,571(b,d)          326,856
QUALCOMM                                                159,890             6,221,321
                                                                      ---------------
Total                                                                      13,434,444
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (6.6%)
Apple                                                    62,878(b)          6,609,735
Dell                                                    205,239(b)          1,945,666
Diebold                                                  12,577               268,519
EMC                                                     142,548(b)          1,625,047
Hewlett-Packard                                          39,606             1,269,768
IBM                                                      39,593(e)          3,836,166
Lexmark Intl Cl A                                        18,830(b)            317,662
NCR                                                      44,418(b)            353,123
NetApp                                                   42,426(b,d)          629,602
QLogic                                                   13,234(b,d)          147,162
SanDisk                                                  59,853(b,d)          757,140
Seagate Technology                                      133,173(c)            800,370


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMPUTERS & PERIPHERALS (CONT.)
Teradata                                                 38,672(b)           $627,260
Western Digital                                          63,585(b)          1,229,734
                                                                      ---------------
Total                                                                      20,416,954
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     8,638               298,443
KBR                                                      21,760               300,506
                                                                      ---------------
Total                                                                         598,949
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
American Express                                         72,509(d)            988,298
SLM                                                      41,898(b,d)          207,395
                                                                      ---------------
Total                                                                       1,195,693
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Apollo Group Cl A                                         3,756(b)            294,207
Career Education                                          9,496(b,d)          227,524
H&R Block                                                78,683             1,431,244
                                                                      ---------------
Total                                                                       1,952,975
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
CME Group                                                 1,283               316,118
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Embarq                                                   11,939               451,891
Qwest Communications Intl                                80,627(d)            275,744
Windstream                                               23,548               189,797
                                                                      ---------------
Total                                                                         917,432
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Cooper Inds Cl A                                         13,406               346,679
Emerson Electric                                         14,403               411,638
Rockwell Automation                                      13,854(d)            302,571
                                                                      ---------------
Total                                                                       1,060,888
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Arrow Electronics                                        27,676(b)            527,505
Avnet                                                    24,054(b)            421,186
AVX                                                      33,923(d)            308,021
Jabil Circuit                                           135,793               755,008
Molex                                                    23,738(d)            326,160
Tech Data                                                16,017(b,d)          348,850
                                                                      ---------------
Total                                                                       2,686,730
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.1%)
Baker Hughes                                             50,145             1,431,639
Diamond Offshore Drilling                                 4,499(d)            282,807
ENSCO Intl                                               26,633               703,111
Halliburton                                              28,483               440,632
Nabors Inds                                              43,771(b,c)          437,272
Natl Oilwell Varco                                       30,290(b)            869,626
Noble                                                    38,236               921,105
Patterson-UTI Energy                                     30,658(d)            274,696
Pride Intl                                               16,509(b)            296,832
Smith Intl                                               14,545               312,427
Tidewater                                                 7,789(d)            289,206
Unit                                                     10,680(b,d)          223,426
Weatherford Intl                                         11,133(b)            123,242
                                                                      ---------------
Total                                                                       6,606,021
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.1%)
Kroger                                                   13,157               279,192
SYSCO                                                    80,697             1,839,892
Walgreen                                                137,199(d)          3,561,686
Wal-Mart Stores                                         251,647(e)         13,110,808
                                                                      ---------------
Total                                                                      18,791,578
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Campbell Soup                                             6,586               180,193
Dean Foods                                               11,403(b)            206,166
General Mills                                            34,263             1,709,039
Hershey                                                  17,100               594,225
JM Smucker                                               16,105               600,233
Kellogg                                                   6,722               246,227
McCormick & Co                                            9,307               275,208
Sara Lee                                                 23,209               187,529
                                                                      ---------------
Total                                                                       3,998,820
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Energen                                                  10,656               310,409
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Becton Dickinson & Co                                     2,805               188,608
Edwards Lifesciences                                      7,869(b)            477,097
Medtronic                                                10,757               317,009
                                                                      ---------------
Total                                                                         982,714
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (6.7%)
Aetna                                                    56,719            $1,379,973
AmerisourceBergen                                        10,340(d)            337,704
Cardinal Health                                          90,987             2,864,271
CIGNA                                                   116,596             2,050,924
Coventry Health Care                                     35,427(b)            458,425
DaVita                                                    9,582(b)            421,129
Health Net                                               53,361(b)            772,667
Humana                                                   12,482(b)            325,531
Lincare Holdings                                         17,244(b,d)          375,919
Omnicare                                                 26,057(d)            638,136
Quest Diagnostics                                        30,526             1,449,374
UnitedHealth Group                                      292,221             6,116,186
WellPoint                                                87,741(b)          3,331,526
                                                                      ---------------
Total                                                                      20,521,765
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Carnival Unit                                            14,382               310,651
Darden Restaurants                                        8,453(d)            289,600
Panera Bread Cl A                                         4,520(b,d)          252,668
Starbucks                                                30,214(b)            335,678
                                                                      ---------------
Total                                                                       1,188,597
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Garmin                                                   42,324(c)            897,693
NVR                                                         399(b)            170,672
Pulte Homes                                              29,667(d)            324,260
                                                                      ---------------
Total                                                                       1,392,625
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                                   23,662(d)          1,218,120
Colgate-Palmolive                                        16,667               983,020
Kimberly-Clark                                           22,215             1,024,334
Procter & Gamble                                         95,273             4,486,405
                                                                      ---------------
Total                                                                       7,711,879
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                               21,068               435,265
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
3M                                                       29,633             1,473,353
Tyco Intl                                                45,581(c)            891,564
                                                                      ---------------
Total                                                                       2,364,917
-------------------------------------------------------------------------------------

INSURANCE (1.6%)
ACE                                                      12,219(c)            493,648
AFLAC                                                    92,430             1,789,444
American Intl Group                                     152,634(d)            152,634
Axis Capital Holdings                                    17,172(c)            387,057
Brown & Brown                                            37,109               701,731
HCC Insurance Holdings                                   10,588               266,712
Prudential Financial                                     42,309               804,717
WR Berkley                                               20,447               461,080
                                                                      ---------------
Total                                                                       5,057,023
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.0%)
eBay                                                     62,166(b)            780,805
Google Cl A                                               3,664(b)          1,275,292
IAC/InterActiveCorp                                      40,791(b)            621,247
WebMD Health Cl A                                        15,148(b)            337,800
                                                                      ---------------
Total                                                                       3,015,144
-------------------------------------------------------------------------------------

IT SERVICES (2.9%)
Affiliated Computer Services Cl A                        17,529(b)            839,464
Alliance Data Systems                                    15,097(b,d)          557,834
Automatic Data Processing                                38,925(d)          1,368,603
Broadridge Financial Solutions                           18,059               336,078
DST Systems                                              19,938(b)            690,254
Global Payments                                          10,884               363,634
MasterCard Cl A                                           4,743(d)            794,358
NeuStar Cl A                                             37,502(b)            628,159
Paychex                                                  45,693             1,172,939
SAIC                                                     55,829(b)          1,042,327
Total System Services                                    22,428               309,731
Western Union                                            62,078               780,320
                                                                      ---------------
Total                                                                       8,883,701
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Hasbro                                                   13,693               343,283
Mattel                                                   17,454               201,245
                                                                      ---------------
Total                                                                         544,528
-------------------------------------------------------------------------------------

MACHINERY (2.4%)
Bucyrus Intl                                              9,600               145,728
Caterpillar                                              16,462(d)            460,278
Cummins                                                  37,190               946,486


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
Deere & Co                                                5,940              $195,248
Eaton                                                    13,382               493,261
Illinois Tool Works                                      62,588             1,930,839
Ingersoll-Rand Cl A                                      45,648(c)            629,942
Lincoln Electric Holdings                                 9,640(d)            305,492
PACCAR                                                   32,862(d)            846,525
Parker Hannifin                                          29,613             1,006,249
SPX                                                       6,326(d)            297,385
                                                                      ---------------
Total                                                                       7,257,433
-------------------------------------------------------------------------------------

MEDIA (1.5%)
Comcast Cl A                                             86,468             1,179,423
DIRECTV Group                                            26,980(b,d)          614,874
DreamWorks Animation SKG Cl A                            16,706(b,d)          361,518
News Corp Cl A                                          235,622             1,559,817
Omnicom Group                                            11,849               277,267
Time Warner                                              13,491               260,370
Time Warner Cable                                         3,386                83,980
Viacom Cl B                                              25,078(b)            435,856
                                                                      ---------------
Total                                                                       4,773,105
-------------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                    84,656               621,375
Allegheny Technologies                                   18,502(d)            405,749
Cliffs Natural Resources                                 11,318(d)            205,535
Nucor                                                    34,923             1,333,010
United States Steel                                      11,305(d)            238,875
                                                                      ---------------
Total                                                                       2,804,544
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.5%)
Big Lots                                                 11,151(b)            231,718
Dollar Tree                                              27,053(b)          1,205,211
Family Dollar Stores                                     47,228(d)          1,575,998
Kohl's                                                   78,876(b,d)        3,338,032
Nordstrom                                                21,529(d)            360,611
Target                                                   24,605               846,166
                                                                      ---------------
Total                                                                       7,557,736
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Zebra Technologies Cl A                                  16,348(b,d)          310,939
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.2%)
Alpha Natural Resources                                   8,395(b)            149,011
Arch Coal                                                17,080(d)            228,360
Chesapeake Energy                                        24,360               415,582
Encore Acquisition                                        7,794(b,d)          181,366
EOG Resources                                            15,463               846,754
Exxon Mobil                                              96,083             6,543,252
Frontier Oil                                             21,020               268,846
Frontline                                                 1,915(c,d)           33,302
Hess                                                     20,921             1,133,918
Murphy Oil                                               28,292             1,266,633
Noble Energy                                             15,393               829,375
Occidental Petroleum                                    152,384(d)          8,480,169
St. Mary Land & Exploration                               7,825(d)            103,525
Sunoco                                                   18,930(d)            501,266
Tesoro                                                   18,749               252,549
Valero Energy                                             9,739               174,328
Whiting Petroleum                                         6,375(b,d)          164,794
Williams Companies                                       51,565               586,810
                                                                      ---------------
Total                                                                      22,159,840
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
NBTY                                                     18,700(b,d)          263,296
-------------------------------------------------------------------------------------

PHARMACEUTICALS (11.3%)
Abbott Laboratories                                     147,223             7,022,537
Bristol-Myers Squibb                                    123,307             2,702,889
Eli Lilly & Co                                           24,893               831,675
Forest Laboratories                                      59,728(b)          1,311,627
Johnson & Johnson                                       302,143            15,892,721
Merck & Co                                              146,776             3,926,258
Mylan                                                    21,250(b,d)          284,963
Watson Pharmaceuticals                                    8,989(b)            279,648
Wyeth                                                    60,493             2,603,619
                                                                      ---------------
Total                                                                      34,855,937
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.2%)
Manpower                                                  9,879               311,485
Robert Half Intl                                         17,788(d)            317,160
                                                                      ---------------
Total                                                                         628,645
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ROAD & RAIL (0.6%)
Burlington Northern Santa Fe                             10,216              $614,492
Norfolk Southern                                         26,385               890,494
Ryder System                                             10,267(d)            290,659
                                                                      ---------------
Total                                                                       1,795,645
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Altera                                                   44,535               781,589
Atmel                                                   163,332(b)            592,895
Broadcom Cl A                                            73,094(b,d)        1,460,419
Cypress Semiconductor                                    55,372(b,d)          374,868
Integrated Device Technology                            114,362(b)            520,347
Intel                                                   315,542             4,748,908
Intersil Cl A                                            27,767(d)            319,321
Intl Rectifier                                           65,529(b)            885,297
KLA-Tencor                                               33,044(d)            660,880
Lam Research                                             28,400(b,d)          646,668
Linear Technology                                        31,849(d)            731,890
LSI                                                     102,012(b)            310,116
MEMC Electronic Materials                                84,974(b)          1,401,221
Natl Semiconductor                                       54,298(d)            557,640
Novellus Systems                                         22,097(b,d)          367,473
NVIDIA                                                   43,693(b,d)          430,813
ON Semiconductor                                         77,977(b)            304,110
Teradyne                                                 68,738(b)            301,072
Texas Instruments                                        89,916(d)          1,484,514
Xilinx                                                   41,395               793,128
                                                                      ---------------
Total                                                                      17,673,169
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
ANSYS                                                    17,899(b,d)          449,265
Autodesk                                                 33,365(b)            560,866
Intuit                                                   39,730(b)          1,072,710
Microsoft                                                99,315             1,824,417
Novell                                                  118,280(b)            503,873
Oracle                                                  135,108(b)          2,441,401
Red Hat                                                  32,699(b)            583,350
                                                                      ---------------
Total                                                                       7,435,882
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (8.0%)
Abercrombie & Fitch Cl A                                 43,242(d)          1,029,160
Advance Auto Parts                                        7,590               311,797
American Eagle Outfitters                                73,941(d)            905,038
AutoZone                                                  5,645(b,d)          917,990
Bed Bath & Beyond                                        83,380(b,d)        2,063,655
Best Buy                                                 41,224             1,564,863
Gap                                                      76,118               988,773
Home Depot                                              156,651             3,690,697
Limited Brands                                           48,428               421,324
Lowe's Companies                                        385,148             7,028,950
O'Reilly Automotive                                      14,352(b,d)          502,464
PetSmart                                                 14,656               307,190
Ross Stores                                              35,711(d)          1,281,311
Sherwin-Williams                                         32,126             1,669,588
Staples                                                  77,936(d)          1,411,421
Tiffany & Co                                              1,432(d)             30,874
TJX Companies                                               567                14,538
Williams-Sonoma                                          35,102(d)            353,828
                                                                      ---------------
Total                                                                      24,493,461
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Coach                                                    90,793(b)          1,516,243
Nike Cl B                                                26,433             1,239,443
                                                                      ---------------
Total                                                                       2,755,686
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Capitol Federal Financial                                 5,146(d)            194,570
-------------------------------------------------------------------------------------

TOBACCO (0.4%)
Altria Group                                             10,883               174,346
Lorillard                                                11,413               704,638
Philip Morris Intl                                       11,310               402,410
                                                                      ---------------
Total                                                                       1,281,394
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal                                                  8,879(d)            285,505
WW Grainger                                               2,624(d)            184,152
                                                                      ---------------
Total                                                                         469,657
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
NII Holdings                                             17,260(b)            258,900
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $351,799,654)                                                     $295,878,879
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MONEY MARKET FUND (2.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%               8,698,172(f)         $8,698,172
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,698,172)                                                         $8,698,172
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (13.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     39,912,865           $39,912,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $39,912,865)                                                       $39,912,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $400,410,691)(g)                                                  $344,489,916
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
S&P 500 Index                    35          $6,954,500    June 2009       $99,879



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 1.5% of net assets.

(d) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) At March 31, 2009, investments in securities included securities valued at $1,256,899 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.

(g) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $400,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $7,676,000
     Unrealized depreciation                         (63,597,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(55,921,000)
     -----------------------------------------------------------




--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The industries identified previously are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill companies, Inc.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                         FAIR VALUE AT MARCH 31, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $344,489,916        $--           $--      $344,489,916
Other financial
  instruments*                    99,879         --            --            99,879
-----------------------------------------------------------------------------------
Total                       $344,589,795        $--           $--      $344,589,795
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $351,799,654)             $295,878,879
  Affiliated money market fund (identified cost $8,698,172)           8,698,172
  Investments of cash collateral received for securities on loan
    (identified cost $39,912,865)                                    39,912,865
-------------------------------------------------------------------------------
Total investments in securities (identified cost $400,410,691)      344,489,916
Cash collateral received for securities on loan                         174,177
Capital shares receivable                                             3,275,946
Dividends and accrued interest receivable                               482,459
Variation margin receivable on futures contracts                         91,875
-------------------------------------------------------------------------------
Total assets                                                        348,514,373
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  257,301
Payable upon return of securities loaned                             40,087,042
Accrued investment management services fees                               4,993
Accrued distribution fees                                                47,846
Accrued transfer agency fees                                              1,059
Accrued administrative services fees                                        499
Accrued plan administration services fees                                    10
Other accrued expenses                                                   39,614
-------------------------------------------------------------------------------
Total liabilities                                                    40,438,364
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $308,076,009
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    542,901
Additional paid-in capital                                          408,017,783
Undistributed net investment income                                     691,000
Accumulated net realized gain (loss)                                (45,354,779)
Unrealized appreciation (depreciation) on investments               (55,820,896)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $308,076,009
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 39,403,935
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 99,448,910           17,580,260                       $5.66(1)
Class B                     $  3,002,887              533,701                       $5.63
Class C                     $  1,140,614              202,694                       $5.63
Class I                     $145,043,162           25,491,536                       $5.69
Class R2                    $      5,689                1,000                       $5.69
Class R3                    $      5,687                1,000                       $5.69
Class R4                    $     14,752                2,594                       $5.69
Class R5                    $      5,689                1,000                       $5.69
Class W                     $ 59,408,619           10,476,314                       $5.67
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.01. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  2,293,260
Interest                                                                     48
Income distributions from affiliated money market fund                   38,452
Fee income from securities lending                                       37,224
-------------------------------------------------------------------------------
Total income                                                          2,368,984
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     640,763
Distribution fees
  Class A                                                                64,739
  Class B                                                                13,546
  Class C                                                                 7,245
  Class R2                                                                   15
  Class R3                                                                    7
  Class W                                                                12,785
Transfer agency fees
  Class A                                                                67,257
  Class B                                                                 3,745
  Class C                                                                 1,881
  Class R2                                                                    2
  Class R3                                                                    2
  Class R4                                                                    4
  Class R5                                                                    2
  Class W                                                                10,229
Administrative services fees                                             64,281
Plan administration services fees
  Class R2                                                                    7
  Class R3                                                                    7
  Class R4                                                                   20
Compensation of board members                                             3,850
Custodian fees                                                           12,140
Printing and postage                                                     14,100
Registration fees                                                        51,076
Professional fees                                                        14,169
Other                                                                     6,216
-------------------------------------------------------------------------------
Total expenses                                                          988,088
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (16)
  Earnings and bank fee credits on cash balances                             (3)
-------------------------------------------------------------------------------
Total net expenses                                                      988,069
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,380,915
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(37,350,064)
  Futures contracts                                                  (1,756,019)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (39,106,083)
Net change in unrealized appreciation (depreciation) on
  investments                                                        (8,927,309)
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      (48,033,392)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(46,652,477)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,380,915    $  1,410,288
Net realized gain (loss) on investments                                 (39,106,083)     (5,780,920)
Net change in unrealized appreciation (depreciation) on
  investments                                                            (8,927,309)    (48,243,862)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (46,652,477)    (52,614,494)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (332,436)        (33,917)
    Class B                                                                    (106)         (2,117)
    Class C                                                                      --            (154)
    Class I                                                              (1,367,208)       (506,673)
    Class R2                                                                    (11)             (7)
    Class R3                                                                    (32)            (26)
    Class R4                                                                   (130)            (37)
    Class R5                                                                    (48)            (43)
    Class W                                                                     (22)             --
  Net realized gain
    Class A                                                                    (241)        (12,531)
    Class B                                                                     (15)         (1,262)
    Class C                                                                      (8)           (116)
    Class I                                                                    (791)       (151,047)
    Class R2                                                                     --             (14)
    Class R3                                                                     --             (14)
    Class R4                                                                     --             (14)
    Class R5                                                                     --             (14)
---------------------------------------------------------------------------------------------------
Total distributions                                                      (1,701,048)       (707,986)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 87,416,212    $ 31,522,149
  Class B shares                                                          1,411,519       4,151,999
  Class C shares                                                            545,127       2,050,659
  Class I shares                                                         48,144,129     141,470,007
  Class R4 shares                                                             6,175          18,565
  Class W shares                                                         58,630,062           5,000
Reinvestment of distributions at net asset value
  Class A shares                                                            327,949          45,970
  Class B shares                                                                118           3,300
  Class C shares                                                                  3             238
  Class I shares                                                          1,367,973         650,811
  Class R4 shares                                                                87              --
Payments for redemptions
  Class A shares                                                         (7,307,337)     (4,315,364)
  Class B shares                                                           (525,002)       (891,230)
  Class C shares                                                           (600,305)        (13,895)
  Class I shares                                                        (22,885,617)     (9,947,467)
  Class R4 shares                                                            (8,613)            (24)
  Class W shares                                                         (2,202,034)             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       164,320,446     164,750,718
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 115,966,921     111,428,238
Net assets at beginning of period                                       192,109,088      80,680,850
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $308,076,009    $192,109,088
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    691,000    $  1,010,078
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(l)          2008     2007(b)
Net asset value, beginning of period                 $7.65       $10.36       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .05          .01
Net gains (losses) (both realized and
 unrealized)                                         (1.98)       (2.71)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.66)         .29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.04)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66        $7.65       $10.36
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $99          $26           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.28%(g)     1.13%        1.44%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.28%(g)     1.13%        1.38%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .98%(g)      .51%         .22%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (25.49%)(k)  (25.78%)       2.88%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(l)          2008     2007(b)
Net asset value, beginning of period                 $7.58       $10.33       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.95)       (2.69)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.71)         .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(d)     (.03)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.00)(d)     (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.63        $7.58       $10.33
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $3          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.02%(g)     1.89%        2.17%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.02%(g)     1.89%        2.14%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .14%(g)     (.25%)       (.49%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (25.72%)(k)  (26.35%)       2.58%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(l)          2008     2007(b)
Net asset value, beginning of period                 $7.58       $10.33       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .00(d)      (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         (1.95)       (2.70)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.72)         .26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.02)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.00)(d)     (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.63        $7.58       $10.33
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $2          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         2.00%(g)     1.90%        2.27%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     2.00%(g)     1.90%        2.13%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .12%(g)     (.25%)       (.53%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                    (25.73%)(k)  (26.39%)       2.58%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008     2007(b)
Net asset value, beginning of period                 $7.68       $10.37       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .08          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.98)       (2.71)         .27
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.94)       (2.63)         .30
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.05)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.06)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.69        $7.68       $10.37
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $145         $162          $76
--------------------------------------------------------------------------------------------------------------
Total expenses(e),(f)                                 .74%(g)      .71%         .95%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.43%(g)      .89%         .71%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.26%)(h)  (25.50%)       2.98%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008     2007(b)
Net asset value, beginning of period                 $7.65       $10.34       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .02          .03         (.01)
Net gains (losses) (both realized and
 unrealized)                                         (1.97)       (2.70)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.67)         .27
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.01)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.69        $7.65       $10.34
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.54%(g)     1.51%        1.98%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.36%(g)     1.26%        1.78%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .77%(g)      .35%        (.15%)(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.48%)(j)  (25.86%)       2.68%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008     2007(b)
Net asset value, beginning of period                 $7.67       $10.35       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .06          .00(d)
Net gains (losses) (both realized and
 unrealized)                                         (1.98)       (2.70)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.64)         .28
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.03)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.69        $7.67       $10.35
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.29%(g)     1.26%        1.73%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.11%(g)     1.01%        1.53%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.02%(g)      .60%         .10%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.41%)(j)  (25.60%)       2.78%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008     2007(b)
Net asset value, beginning of period                 $7.68       $10.36       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .08          .01
Net gains (losses) (both realized and
 unrealized)                                         (1.98)       (2.71)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (2.63)         .29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.04)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.69        $7.68       $10.36
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.04%(g)     1.00%        1.48%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .97%(g)      .81%        1.28%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.14%(g)      .84%         .35%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.37%)(j)  (25.49%)       2.88%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008     2007(b)
Net asset value, beginning of period                 $7.68       $10.37       $10.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .08          .02
Net gains (losses) (both realized and
 unrealized)                                         (1.98)       (2.71)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.94)       (2.63)         .30
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.05)          --
Distributions from realized gains                     (.00)(d)     (.01)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.06)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.69        $7.68       $10.37
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                          .79%(g)      .76%        1.22%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                      .79%(g)      .76%        1.03%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.35%(g)      .85%         .60%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%          21%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.31%)(j)  (25.52%)       2.98%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(i) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)      2008(b)
Net asset value, beginning of period                 $7.66        $8.80
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .01
Net gains (losses) (both realized and
 unrealized)                                         (1.98)       (1.15)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.95)       (1.14)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)          --
Distributions from realized gains                     (.00)(d)       --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.67        $7.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $59          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(e),(f)                                1.27%(g)     1.13%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.24%(g)     0.98%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          70%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.49%)(h)  (12.95%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the period ended Sept. 30, 2008.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Large Cap Growth Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000(R) Growth Index at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares. At March 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 47% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed.

--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At March 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service

--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the

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36  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $2,045 for the six months ended March 31, 2009. The management fee for the six months ended March 31, 2009 was 0.60% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, other expenses paid to this company were $376.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $170,000 and $13,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $33,122 for Class A, $831 for Class B and $75 for Class C for the six months ended March 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.36%
Class R3............................................  1.11
Class R4............................................  0.97




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38  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $5
Class R3.............................................    5
Class R4.............................................    6


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.04
Class C.............................................  2.03
Class I.............................................  0.90
Class R2............................................  1.70
Class R3............................................  1.45
Class R4............................................  1.20
Class R5............................................  0.95
Class W.............................................  1.35


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended March 31, 2009, the Fund's transfer agency fees were reduced by $3 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $13,551 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $238,700,183 and $72,972,693, respectively, for six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED MARCH 31, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                           SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 15,442,552      56,059     (1,289,557)      14,209,054
Class B                    241,537          20        (91,901)         149,656
Class C                     89,314          --       (114,215)         (24,901)
Class I                  8,185,206     232,649     (3,961,042)       4,456,813
Class R4                     1,061          15         (1,392)            (316)
Class W                 10,898,629          --       (422,888)      10,475,741
----------------------------------------------------------------------------------


                                         YEAR ENDED SEPT. 30, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                           SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  3,430,962       4,639       (477,626)       2,957,975
Class B                    453,193         334       (101,099)         352,428
Class C                    226,180          24         (1,632)         224,572
Class I                 14,739,376      65,606     (1,096,267)      13,708,715
Class R4                     1,913          --             (3)           1,910
Class W*                       573          --             --              573
----------------------------------------------------------------------------------


* For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At March 31, 2009, securities valued at $39,403,935 were on loan,

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40  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



secured by cash collateral of $40,087,042 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $37,224 earned from securities lending from Dec. 1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Oct. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $113,633,795 and $119,230,644, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Sept. 30, 2008, the Fund had a post-October loss of $5,736,409 that is treated for income tax purposes as occurring on Oct. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


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42  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

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9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003,

--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

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44  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
     RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT  45

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6286 C (5/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED LARGE CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   31

Proxy Voting.......................   46




--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Large Cap Value Fund (the Fund) Class A shares declined 38.59% (excluding sales charge) for the six months ended March 31, 2009.

> The Fund underperformed the 35.22% decrease of the Russell 1000(R) Value Index during the same period.

> The Fund also underperformed the Lipper Large-Cap Value Funds Index, representing the Fund's peer group, which declined 30.36% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------

                                                          Since*
                                                        inception
                                             6 months*    8/1/08
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value
  Fund Class A (excluding sales charge)       -38.59%    -44.76%
-----------------------------------------------------------------
Russell 1000 Value Index(1) (unmanaged)       -35.22%    -38.79%
-----------------------------------------------------------------
Lipper Large-Cap Value Funds Index(2)         -30.36%    -35.24%
-----------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                           SINCE
Without sales charge                         6 MONTHS*  INCEPTION*
Class A (inception 8/01/08)                   -38.59%     -44.76%
------------------------------------------------------------------
Class B (inception 8/01/08)                   -38.88%     -45.08%
------------------------------------------------------------------
Class C (inception 8/01/08)                   -38.85%     -45.11%
------------------------------------------------------------------
Class I (inception 8/01/08)                   -38.46%     -44.64%
------------------------------------------------------------------
Class R2 (inception 8/01/08)                  -38.68%     -44.90%
------------------------------------------------------------------
Class R3 (inception 8/01/08)                  -38.60%     -44.83%
------------------------------------------------------------------
Class R4 (inception 8/01/08)                  -38.48%     -44.66%
------------------------------------------------------------------
Class R5 (inception 8/01/08)                  -38.47%     -44.65%
------------------------------------------------------------------
Class W (Inception 8/01/08)                   -38.71%     -44.86%
------------------------------------------------------------------

With sales charge
Class A (inception 8/01/08)                   -42.14%     -47.93%
------------------------------------------------------------------
Class B (inception 8/01/08)                   -41.92%     -47.80%
------------------------------------------------------------------
Class C (inception 8/01/08)                   -39.46%     -45.65%
------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              4.21%       1.28%
-----------------------------------------
Class B              5.03%       2.04%
-----------------------------------------
Class C              5.02%       2.03%
-----------------------------------------
Class I              3.83%       0.90%
-----------------------------------------
Class R2             4.63%       1.70%
-----------------------------------------
Class R3             4.38%       1.45%
-----------------------------------------
Class R4             4.16%       1.20%
-----------------------------------------
Class R5             3.88%       0.95%
-----------------------------------------
Class W              4.28%       1.35%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.28% for Class A, 2.04% for Class B, 2.03% for Class C, 0.90% for Class I, 1.70% for Class R2, 1.45% for Class R3, 1.20% for Class R4, 0.95% for Class R5 and 1.35% for Class W.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.



--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     12.4%
------------------------------------------------
Consumer Staples                            9.1%
------------------------------------------------
Energy                                     10.7%
------------------------------------------------
Financials                                 27.3%
------------------------------------------------
Health Care                                13.7%
------------------------------------------------
Industrials                                 6.1%
------------------------------------------------
Information Technology                      3.6%
------------------------------------------------
Materials                                   4.9%
------------------------------------------------
Telecommunication Services                  1.5%
------------------------------------------------
Utilities                                   2.9%
------------------------------------------------
Other(2)                                    7.8%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Pfizer                                      3.8%
------------------------------------------------
ConocoPhillips                              3.6%
------------------------------------------------
Bank of America                             3.4%
------------------------------------------------
Home Depot                                  3.3%
------------------------------------------------
Wal-Mart Stores                             3.3%
------------------------------------------------
Amgen                                       2.8%
------------------------------------------------
Comcast Cl A                                2.1%
------------------------------------------------
Citigroup                                   2.0%
------------------------------------------------
Chevron                                     1.8%
------------------------------------------------
Procter & Gamble                            1.7%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  614.10        $ 5.11         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.60        $ 6.39         1.27%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  611.20        $ 8.15         2.03%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.81        $10.20         2.03%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  611.50        $ 8.12         2.02%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.86        $10.15         2.02%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  615.40        $ 3.58          .89%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.49        $ 4.48          .89%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  613.20        $ 6.84         1.70%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.45        $ 8.55         1.70%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  614.00        $ 5.83         1.45%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.70        $ 7.29         1.45%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  615.20        $ 4.83         1.20%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.95        $ 6.04         1.20%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  615.30        $ 3.79          .94%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.24        $ 4.73          .94%
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  612.90        $ 5.31         1.32%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.35        $ 6.64         1.32%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -38.59% for Class A, -38.88% for Class B, -38.85% for Class C, -38.46% for Class I, -38.68% for Class R2, -38.60% for Class R3, -38.48% for Class R4, -38.47%
    for Class R5 and -38.71% for Class W.


--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (51.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.1%)
Spirit AeroSystems Holdings Cl A                         9,670(b)             $96,410
-------------------------------------------------------------------------------------

AIRLINES (0.2%)
Delta Air Lines                                         11,470(b)              64,576
Southwest Airlines                                      16,991                107,553
                                                                      ---------------
Total                                                                         172,129
-------------------------------------------------------------------------------------

BEVERAGES (0.2%)
Brown-Forman Cl B                                        1,127                 43,761
Constellation Brands Cl A                               12,499(b)             148,739
                                                                      ---------------
Total                                                                         192,500
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.7%)
Amgen                                                   37,622(b,d)         1,863,041
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                   16,219                113,209
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Franklin Resources                                       2,022                108,925
Goldman Sachs Group                                      1,087                115,244
Jefferies Group                                          4,634                 63,949
Morgan Stanley                                          20,182                459,545
Raymond James Financial                                  4,452(e)              87,704
                                                                      ---------------
Total                                                                         835,367
-------------------------------------------------------------------------------------

CHEMICALS (1.1%)
Celanese Series A                                       10,675(e)             142,725
Dow Chemical                                            93,387                787,251
Eastman Chemical                                         2,272                 60,890
FMC                                                      1,186                 51,164
PPG Inds                                                 2,775                102,398
Valspar                                                  4,241(e)              84,693
                                                                      ---------------
Total                                                                       1,229,121
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
Associated Banc-Corp                                     5,543(e)              85,584
BB&T                                                    13,736(e)             232,413
City Natl                                                1,443(e)              48,730
Comerica                                                 5,522                101,108
Cullen/Frost Bankers                                     1,121(e)              52,620
Fifth Third Bancorp                                    103,685(e)             302,760
First Horizon Natl                                       9,489(e)             101,907
First Horizon Natl                                       7,360                      1
KeyCorp                                                 15,576                122,583
Marshall & Ilsley                                       31,997(e)             180,143
PNC Financial Services Group                            12,640                370,225
Popular                                                107,048(c,e)           233,365
SunTrust Banks                                          18,681(e)             219,315
Synovus Financial                                       81,985                266,451
TCF Financial                                            6,118(e)              71,948
Webster Financial                                       24,314                103,335
Wells Fargo & Co                                        54,607(e)             777,603
Zions Bancorporation                                    30,316(e)             298,006
                                                                      ---------------
Total                                                                       3,568,097
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Republic Services                                       11,896                204,016
Waste Management                                        13,639                349,159
                                                                      ---------------
Total                                                                         553,175
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Brocade Communications                                  51,104(b)             176,309
 Systems
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.5%)
Diebold                                                  3,210(e)              68,534
Lexmark Intl Cl A                                        7,750(b)             130,743
NCR                                                     11,038(b)              87,752
Seagate Technology                                      37,902(c)             227,790
                                                                      ---------------
Total                                                                         514,819
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Quanta Services                                          6,335(b,e)           135,886
URS                                                      2,249(b,e)            90,882
                                                                      ---------------
Total                                                                         226,768
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         1,608(e)             $71,218
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.5%)
AmeriCredit                                             11,438(b,e)            67,027
Capital One Financial                                   18,638(e)             228,128
Discover Financial Services                             19,087(e)             120,439
SLM                                                     19,550(b,e)            96,773
                                                                      ---------------
Total                                                                         512,367
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Sonoco Products                                          4,729                 99,214
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                            4,248                126,845
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.3%)
Bank of America                                        340,835              2,324,494
CIT Group                                               61,520                175,332
Citigroup                                              542,815(e)           1,373,322
JPMorgan Chase & Co                                     27,745                737,462
NASDAQ OMX Group                                         5,296(b)             103,696
                                                                      ---------------
Total                                                                       4,714,306
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
CenturyTel                                               6,038(e)             169,789
Embarq                                                   2,284                 86,449
Frontier Communications                                 13,126                 94,245
                                                                      ---------------
Total                                                                         350,483
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
FirstEnergy                                              3,807                146,950
Hawaiian Electric Inds                                   3,775(e)              51,869
Northeast Utilities                                      4,872                105,186
Progress Energy                                          2,253(e)              81,694
                                                                      ---------------
Total                                                                         385,699
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                                         2,265                 58,573
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Ingram Micro Cl A                                        7,608(b)              96,165
Jabil Circuit                                           14,805                 82,316
Tyco Electronics                                        27,170(c)             299,957
                                                                      ---------------
Total                                                                         478,438
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
BJ Services                                             12,794                127,300
ENSCO Intl                                               7,231                190,899
Helmerich & Payne                                        2,278(e)              51,870
Nabors Inds                                              4,062(b,c)            40,579
Patterson-UTI Energy                                    10,778(e)              96,571
Tidewater                                                2,651(e)              98,432
Unit                                                     2,049(b,e)            42,865
                                                                      ---------------
Total                                                                         648,516
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
BJ's Wholesale Club                                      2,968(b)              94,946
Wal-Mart Stores                                         42,351              2,206,487
                                                                      ---------------
Total                                                                       2,301,433
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Bunge                                                    1,043(e)              59,086
Campbell Soup                                            4,146                113,435
Corn Products Intl                                       1,775                 37,630
Dean Foods                                               8,293(b)             149,937
General Mills                                            9,151(d)             456,452
JM Smucker                                               4,389                163,578
Kellogg                                                  4,475                163,919
Sara Lee                                                26,901                217,360
Tyson Foods Cl A                                        11,151                104,708
                                                                      ---------------
Total                                                                       1,466,105
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Questar                                                  3,140(e)              92,410
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Cooper Companies                                         2,121(e)              56,079
Covidien                                                 8,946(c)             297,366
Teleflex                                                 2,347                 91,744
                                                                      ---------------
Total                                                                         445,189
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
CIGNA                                                   25,027                440,224
Coventry Health Care                                     5,722(b)              74,043
DaVita                                                   3,686(b)             162,000
Health Management Associates Cl A                       32,919(b)              84,931
Health Net                                              12,692(b)             183,780
LifePoint Hospitals                                      2,225(b,e)            46,414
Omnicare                                                 6,574(e)             160,997


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Quest Diagnostics                                        6,397               $303,730
Universal Health Services Cl B                           1,324                 50,762
                                                                      ---------------
Total                                                                       1,506,881
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
McDonald's                                              19,776              1,079,176
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
NVR                                                        368(b)             157,412
Toll Brothers                                            9,069(b,e)           164,693
                                                                      ---------------
Total                                                                         322,105
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Clorox                                                   3,696                190,270
Procter & Gamble                                        24,246              1,141,744
                                                                      ---------------
Total                                                                       1,332,014
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                               3,626                 74,913
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.0%)
Tyco Intl                                               56,889(c)           1,112,749
-------------------------------------------------------------------------------------

INSURANCE (5.8%)
Allied World Assurance Holdings                          4,382(c,e)           166,647
Allstate                                                54,319(d)           1,040,209
American Financial Group                                 4,559                 73,172
Aon                                                      9,579                391,015
Arch Capital Group                                         898(b,c)            48,366
Arthur J Gallagher & Co                                  3,295(e)              56,015
Assurant                                                 2,227                 48,504
Axis Capital Holdings                                   19,552(c)             440,702
Brown & Brown                                            4,605(e)              87,081
Cincinnati Financial                                     4,954                113,298
Endurance Specialty Holdings                             5,018(c)             125,149
Fidelity Natl Financial Cl A                            20,330                396,638
First American                                          13,632                361,384
Hartford Financial Services Group                       33,788(e)             265,236
HCC Insurance Holdings                                   5,892                148,419
Lincoln Natl                                            25,204                168,615
Marsh & McLennan Companies                              26,934                545,414
Mercury General                                          1,781                 52,896
Old Republic Intl                                       15,398                166,606
PartnerRe                                                  672(c)              41,711
Principal Financial Group                               17,942(e)             146,766
Progressive                                             35,755(b)             480,547
Prudential Financial                                    11,861                225,596
RenaissanceRe Holdings                                   3,496(c)             172,842
Transatlantic Holdings                                   1,572(e)              56,073
Travelers Companies                                      9,566                388,762
Unum Group                                               6,487(e)              81,088
WR Berkley                                               5,025                113,314
                                                                      ---------------
Total                                                                       6,402,065
-------------------------------------------------------------------------------------

IT SERVICES (0.2%)
Affiliated Computer Services Cl A                        3,543(b)             169,674
Lender Processing Services                               1,800(e)              55,098
SAIC                                                     2,622(b)              48,953
                                                                      ---------------
Total                                                                         273,725
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                              3,722                 47,530
-------------------------------------------------------------------------------------

MACHINERY (0.6%)
Dover                                                    3,862                101,880
Flowserve                                                1,779                 99,837
Gardner Denver                                           1,898(b)              41,263
IDEX                                                     4,533(e)              99,137
Ingersoll-Rand Cl A                                     15,738(c)             217,184
Lincoln Electric Holdings                                2,609(e)              82,679
                                                                      ---------------
Total                                                                         641,980
-------------------------------------------------------------------------------------

MEDIA (2.6%)
Cablevision Systems Cl A                                 7,569                 97,943
CBS Cl B                                               130,659                501,731
Comcast Cl A                                           105,706              1,441,829
News Corp Cl A                                          36,977                244,788
Time Warner                                             22,158                427,649
Time Warner Cable                                        5,562                137,935
                                                                      ---------------
Total                                                                       2,851,875
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

METALS & MINING (1.4%)
Alcoa                                                   92,599(e)            $679,676
Commercial Metals                                        8,953(e)             103,407
Freeport-McMoRan Copper & Gold                          10,923                416,276
Nucor                                                    5,282                201,614
United States Steel                                      8,266(e)             174,661
                                                                      ---------------
Total                                                                       1,575,634
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Family Dollar Stores                                     7,608                253,879
Kohl's                                                   5,646(b,e)           238,939
                                                                      ---------------
Total                                                                         492,818
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Consolidated Edison                                      6,622                262,297
MDU Resources Group                                      6,759                109,090
NSTAR                                                    1,895(e)              60,413
PG&E                                                    14,574(e)             557,019
SCANA                                                    1,580                 48,806
                                                                      ---------------
Total                                                                       1,037,625
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.2%)
Cabot Oil & Gas                                          3,982                 93,856
Chesapeake Energy                                       15,668(e)             267,296
Chevron                                                 18,089(d)           1,216,304
Cimarex Energy                                           2,564(e)              47,126
ConocoPhillips                                          62,918(d)           2,463,870
Forest Oil                                              17,049(b)             224,194
Petrohawk Energy                                         5,265(b)             101,246
Pioneer Natural Resources                                3,813(e)              62,800
St. Mary Land & Exploration                             17,973(e)             237,783
Sunoco                                                   8,975(e)             237,658
Tesoro                                                  15,152                204,097
Valero Energy                                           38,472                688,649
                                                                      ---------------
Total                                                                       5,844,879
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
NBTY                                                     4,792(b)              67,471
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.0%)
Bristol-Myers Squibb                                    35,126(d)             769,962
Forest Laboratories                                      3,851(b,e)            84,568
King Pharmaceuticals                                    26,878(b)             190,027
Merck & Co                                              17,169                459,271
Pfizer                                                 190,487(d,e)         2,594,433
Watson Pharmaceuticals                                   2,644(b,e)            82,255
Wyeth                                                    5,858                252,128
                                                                      ---------------
Total                                                                       4,432,644
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet                                         1,998                153,846
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Digital Realty Trust                                     3,669(e)             121,737
Liberty Property Trust                                   5,699                107,939
Plum Creek Timber                                        3,253(e)              94,565
Vornado Realty Trust                                     2,360(e)              78,444
                                                                      ---------------
Total                                                                         402,685
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Kansas City Southern                                     2,140(b,e)            27,199
Norfolk Southern                                        13,591(d)             458,697
Ryder System                                             2,716(e)              76,890
                                                                      ---------------
Total                                                                         562,786
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.2%)
Atmel                                                   21,769(b,e)            79,021
LSI                                                     30,186(b)              91,766
                                                                      ---------------
Total                                                                         170,787
-------------------------------------------------------------------------------------

SOFTWARE (0.5%)
Compuware                                               11,854(b)              78,118
McAfee                                                   4,061(b,e)           136,044
Symantec                                                22,934(b)             342,633
                                                                      ---------------
Total                                                                         556,795
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.4%)
Home Depot                                              95,979(d)           2,261,265
Lowe's Companies                                        14,104                257,398
O'Reilly Automotive                                      3,574(b)             125,126
                                                                      ---------------
Total                                                                       2,643,789
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.2%)
Capitol Federal Financial                                2,272(e)             $85,904
People's United Financial                                4,748(e)              85,322
                                                                      ---------------
Total                                                                         171,226
-------------------------------------------------------------------------------------

TOBACCO (0.2%)
Lorillard                                                2,982                184,109
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
GATX                                                     2,075(e)              41,977
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
Aqua America                                             8,911(e)             178,220
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Leap Wireless Intl                                       1,797(b,e)            62,661
Sprint Nextel                                          143,731(b)             513,120
                                                                      ---------------
Total                                                                         575,781
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $59,579,666)                                                       $56,029,826
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              4,753,432(f)          $4,753,432
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,753,432)                                                         $4,753,432
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (6.2%)
                                                       SHARES                VALUE(a)

CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     6,753,056             $6,753,056
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $6,753,056)                                                         $6,753,056
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $71,086,154)(g)                                                    $67,536,314
=====================================================================================



INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
S&P 500 Index                    254        $50,469,800    June 2009     $(2,109,076)



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 3.1% of net assets.

(d) At March 31, 2009, investments in securities included securities valued at $12,390,348 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.


--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(g) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $71,086,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $1,782,000
     Unrealized depreciation                          (5,332,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(3,550,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                         FAIR VALUE AT MARCH 31, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $67,536,314        $--           $--      $67,536,314
Other financial
  instruments*                 (2,109,076)        --            --       (2,109,076)
-----------------------------------------------------------------------------------
Total                         $65,427,238        $--           $--      $65,427,238
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $59,579,666)              $ 56,029,826
  Affiliated money market fund (identified cost $4,753,432)           4,753,432
  Investments of cash collateral received for securities on loan
    (identified cost $6,753,056)                                      6,753,056
-------------------------------------------------------------------------------
Total investments in securities (identified cost $71,086,154)        67,536,314
Capital shares receivable                                            53,918,125
Dividends and accrued interest receivable                                94,932
Receivable for investment securities sold                               143,039
Variation margin receivable on futures contracts                        679,875
-------------------------------------------------------------------------------
Total assets                                                        122,372,285
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  136,091
Payable for investment securities purchased                           5,938,556
Payable upon return of securities loaned                              6,753,056
Accrued investment management services fees                               1,722
Accrued distribution fees                                                 6,823
Accrued transfer agency fees                                                406
Accrued administrative services fees                                        172
Accrued plan administration services fees                                     7
Other accrued expenses                                                   33,510
-------------------------------------------------------------------------------
Total liabilities                                                    12,870,343
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $109,501,942
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    196,535
Additional paid-in capital                                          118,683,085
Undistributed net investment income                                     168,354
Accumulated net realized gain (loss)                                 (3,887,116)
Unrealized appreciation (depreciation) on investments                (5,658,916)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $109,501,942
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  6,757,288
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 1,094,165              196,561                       $5.57(1)
Class B                     $    74,180               13,388                       $5.54
Class C                     $    11,858                2,132                       $5.56
Class I                     $34,074,372            6,109,449                       $5.58
Class R2                    $     5,571                1,000                       $5.57
Class R3                    $     5,574                1,000                       $5.57
Class R4                    $     5,576                1,000                       $5.58
Class R5                    $     5,577                1,000                       $5.58
Class W                     $74,225,069           13,327,929                       $5.57
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.91. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
MARCH 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   413,359
Income distributions from affiliated money market fund                   7,577
Fee income from securities lending                                       8,837
  Less foreign taxes withheld                                              (85)
------------------------------------------------------------------------------
Total income                                                           429,688
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     75,635
Distribution fees
  Class A                                                                1,093
  Class B                                                                  308
  Class C                                                                   49
  Class R2                                                                  16
  Class R3                                                                   8
  Class W                                                                6,336
Transfer agency fees
  Class A                                                                  695
  Class B                                                                   52
  Class C                                                                    8
  Class R2                                                                   2
  Class R3                                                                   2
  Class R4                                                                   2
  Class R5                                                                   2
  Class W                                                                5,069
Administrative services fees                                             7,721
Plan administration services fees
  Class R2                                                                   8
  Class R3                                                                   8
  Class R4                                                                   8
Compensation of board members                                              622
Custodian fees                                                           9,910
Printing and postage                                                    20,030
Registration fees                                                       25,632
Professional fees                                                       18,198
Other                                                                    3,866
------------------------------------------------------------------------------
Total expenses                                                         175,280
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (47,430)
  Earnings and bank fee credits on cash balances                          (417)
------------------------------------------------------------------------------
Total net expenses                                                     127,433
------------------------------------------------------------------------------
Investment income (loss) -- net                                        302,255
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(2,377,278)
  Futures contracts                                                 (1,517,648)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (3,894,926)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (4,751,484)
------------------------------------------------------------------------------
Net gain (loss) on investments                                      (8,646,410)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(8,344,155)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED  FOR THE PERIOD FROM
                                                                MARCH 31, 2009     AUG. 1, 2008* TO
                                                                   (UNAUDITED)       SEPT. 30, 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $    302,255           $   28,114
Net realized gain (loss) on investments                             (3,894,926)               7,168
Net change in unrealized appreciation (depreciation) on
  investments                                                       (4,751,484)            (982,318)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (8,344,155)            (947,036)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (9,668)                  --
    Class B                                                               (837)                  --
    Class C                                                                (24)                  --
    Class I                                                           (157,247)                  --
    Class R2                                                               (34)                  --
    Class R3                                                               (42)                  --
    Class R4                                                               (50)                  --
    Class R5                                                               (51)                  --
    Class W                                                                (38)                  --
---------------------------------------------------------------------------------------------------
Total distributions                                                   (167,991)                  --
---------------------------------------------------------------------------------------------------
* When shares became publicly available.


--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED  FOR THE PERIOD FROM
                                                                MARCH 31, 2009     AUG. 1, 2008* TO
                                                                   (UNAUDITED)       SEPT. 30, 2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $  1,320,985           $  407,838
  Class B shares                                                       117,635               11,278
  Class C shares                                                         7,201                   --
  Class I shares                                                    34,607,200            4,298,604
  Class W shares                                                    76,593,386                   --
Reinvestment of distributions at net asset value
  Class A shares                                                         9,599                   --
  Class B shares                                                           789                   --
  Class C shares                                                             3                   --
  Class I shares                                                       131,161                   --
Payments for redemptions
  Class A shares                                                      (328,691)              (9,226)
  Class B shares                                                       (43,114)                  --
  Class I shares                                                    (2,321,501)             (14,846)
  Class W shares                                                      (908,589)                  --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     109,186,064            4,693,648
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            100,673,918            3,746,612
Net assets at beginning of period                                    8,828,024            5,081,412**
---------------------------------------------------------------------------------------------------
Net assets at end of period                                       $109,501,942           $8,828,024
---------------------------------------------------------------------------------------------------
Undistributed net investment income                               $    168,354           $   34,090
---------------------------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $5,000,000 was contributed on July 24, 2008. The Fund had an increase in net assets resulting from operations of $81,412 during the period from July 24, 2008 to Aug. 1, 2008 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $9.14       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .04
Net gains (losses) (both realized and
 unrealized)                                         (3.58)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.52)       (1.02)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.57        $9.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.63%(f)     4.14%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.28%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.95%(f)     2.91%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.59%)(j)  (10.04%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $9.13       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .02
Net gains (losses) (both realized and
 unrealized)                                         (3.57)       (1.05)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.54)       (1.03)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.54        $9.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.37%(f)     5.06%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.03%(f)     2.04%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.03%(f)     1.48%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.88%)(j)  (10.14%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $9.12       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .02
Net gains (losses) (both realized and
 unrealized)                                         (3.58)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.54)       (1.04)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.56        $9.12
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.46%(f)     5.15%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.02%(f)     2.04%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.29%(f)     1.37%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (38.85%)(j)  (10.24%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)      2008(b)
Net asset value, beginning of period                 $9.14       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .08          .04
Net gains (losses) (both realized and
 unrealized)                                         (3.59)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.51)       (1.02)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.58        $9.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $34           $8
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.25%(f)     3.83%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .89%(f)      .91%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.52%(f)     2.55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.46%)(i)  (10.04%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)      2008(b)
Net asset value, beginning of period                 $9.13       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .03
Net gains (losses) (both realized and
 unrealized)                                         (3.59)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.53)       (1.03)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.57        $9.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.16%(f)     4.76%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.44%(f)     1.71%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.85%(f)     1.70%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.68%)(i)  (10.14%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)      2008(b)
Net asset value, beginning of period                 $9.13       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .03
Net gains (losses) (both realized and
 unrealized)                                         (3.59)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.52)       (1.03)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.57        $9.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.92%(f)     4.51%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.19%(f)     1.46%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.10%(f)     1.96%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.60%)(i)  (10.14%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)      2008(b)
Net asset value, beginning of period                 $9.14       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .04
Net gains (losses) (both realized and
 unrealized)                                         (3.58)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.51)       (1.02)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.58        $9.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.66%(f)     4.26%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .94%(f)     1.21%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.35%(f)     2.18%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.48%)(i)  (10.04%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)      2008(b)
Net asset value, beginning of period                 $9.14       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .04
Net gains (losses) (both realized and
 unrealized)                                         (3.58)       (1.06)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.51)       (1.02)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.58        $9.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.41%(f)     4.01%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .94%(f)      .96%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.35%(f)     2.45%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.47%)(i)  (10.04%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)      2008(b)
Net asset value, beginning of period                 $9.14       $10.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .03
Net gains (losses) (both realized and
 unrealized)                                         (3.57)       (1.05)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.53)       (1.02)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.57        $9.14
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $74          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.72%(f)     4.42%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.32%(f)     1.36%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.77%(f)     2.09%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                29%           6%
--------------------------------------------------------------------------------------------------------------
Total return                                       (38.71%)(i)  (10.04%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended March 31, 2009 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Large Cap Value Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000(R) Value Index at the time of purchase. On July 24, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $5,000,000 in the Fund (1,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 492,000 shares for Class I, 1,000 shares for Class R2, 1,000 shares for Class R3, 1,000 shares for Class R4, 1,000 shares for Class R5 and 1,000 shares for Class W), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on Aug. 1, 2008.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares. At March 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 31% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurement disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on

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      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the period then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At March 31, 2009, the Fund had no outstanding forward foreign currency contracts.


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34  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

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GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not

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      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $1,576 for the six months ended March 31, 2009. The management fee for the

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


six months ended March 31, 2009 was 0.59% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $6,000 for Class B shares. This amount is based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $829 for Class A for the six months ended March 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds(*)), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.27%
Class B.............................................  2.03
Class C.............................................  2.02
Class I.............................................  0.89
Class R2............................................  1.44
Class R3............................................  1.19
Class R4............................................  0.94
Class R5............................................  0.94
Class W.............................................  1.32




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38  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $125
Class B............................................     9
Class C............................................     2


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $8
Class R3.............................................    8
Class R4.............................................    8


The management fees, administrative services fees and various other fees and expenses waived/reimbursed at the Fund level were $47,270.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds(*)), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.04
Class C.............................................  2.03
Class I.............................................  0.90
Class R2............................................  1.70
Class R3............................................  1.45
Class R4............................................  1.20
Class R5............................................  0.95
Class W.............................................  1.35


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS CREDITS AND CUSTODIAN FEES
During the six months ended March 31, 2009, the Fund's custodian fees were reduced by $417 as a result of earnings credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $11,904 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.


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      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $60,133,021 and $6,677,850, respectively, for the six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED MARCH 31, 2009
                                       ISSUED FOR
                                       REINVESTED                     NET
                            SOLD     DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A                     205,227       1,457      (53,314)         153,370
Class B                      18,355         120       (7,207)          11,268
Class C                       1,131           1           --            1,132
Class I                   5,559,143      19,873     (383,981)       5,195,035
Class W                  13,504,883          --     (177,954)      13,326,929
---------------------------------------------------------------------------------



                            FOR THE PERIOD FROM AUG. 1, 2008* TO SEPT. 30, 2008
                                      ISSUED FOR
                                      REINVESTED                     NET
                             SOLD   DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                     43,080        --          (889)         42,191
Class B                      1,120        --            --           1,120
Class I                    424,053        --        (1,639)        422,414
--------------------------------------------------------------------------------


* When shares became publicly available.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of

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40  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2009, securities valued at $6,757,288 were on loan, secured by cash collateral of $6,753,056 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $8,837 earned from securities lending from Dec. 1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Oct. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $53,610,603 and $50,029,846, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.


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      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes the Fund had a capital loss carry-over of $24,253 at Sept. 30, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


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42  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

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9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

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44  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
      RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  45

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6524 A (5/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DIVERSIFIED EQUITY INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME AND, AS A SECONDARY OBJECTIVE, STEADY GROWTH
OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in  Net
  Assets...........................   18

Financial Highlights...............   20

Notes to Financial Statements......   29

Proxy Voting.......................   45




--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Diversified Equity Income Fund (the Fund) Class A shares declined
  33.32% (excluding sales charge) for the six months ended March 31, 2009.

> The Fund outperformed the 35.22% decrease of the Russell 1000(R) Value Index for the same period.

> The Fund underperformed the 30.24% decline of the Lipper Equity Income Funds
  Index, representing the Fund's peer group for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------


                               6 months*   1 year  3 years  5 years  10 years
-----------------------------------------------------------------------------
RiverSource Diversified
  Equity Income Fund Class A
  (excluding sales charge)      -33.32%   -41.71%  -14.67%   -2.58%   +1.24%
-----------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                   -35.22%   -42.42%  -15.40%   -4.94%   -0.62%
-----------------------------------------------------------------------------
Lipper Equity Income Funds
  Index(2)                      -30.24%   -38.12%  -13.04%   -4.22%   -0.83%
-----------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/15/90)                -33.32%   -41.71%  -14.67%   -2.58%   +1.24%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -33.54%   -42.15%  -15.33%   -3.33%   +0.46%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -33.61%   -42.14%  -15.32%   -3.34%     N/A       +0.42%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -33.18%   -41.47%  -14.33%   -2.19%     N/A       -2.54%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -33.41%   -41.92%     N/A      N/A      N/A      -22.25%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -33.36%   -41.79%     N/A      N/A      N/A      -22.06%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -33.18%   -41.63%  -14.55%   -2.45%   +1.40%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -33.16%   -41.46%     N/A      N/A      N/A      -21.68%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 -33.36%   -41.75%     N/A      N/A      N/A      -21.37%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  10/15/90)                -37.16%   -45.08%  -16.33%   -3.74%   +0.72%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -36.84%   -45.01%  -16.23%   -3.62%   +0.46%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -34.27%   -42.72%  -15.32%   -3.34%     N/A       +0.42%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                    Total fund  Net fund
                     expenses   expenses
----------------------------------------
Class A                1.08%      1.08%
----------------------------------------
Class B                1.84%      1.84%
----------------------------------------
Class C                1.83%      1.83%
----------------------------------------
Class I                0.67%      0.67%
----------------------------------------
Class R2               1.46%      1.46%
----------------------------------------
Class R3               1.23%      1.23%
----------------------------------------
Class R4               0.98%      0.96%(a)
----------------------------------------
Class R5               0.70%      0.70%
----------------------------------------
Class W                1.12%      1.12%
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.07% for the year ended Sept. 30, 2008), will not exceed 0.89% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION(1) (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      6.3%
------------------------------------------------
Consumer Staples                            7.6%
------------------------------------------------
Energy                                     17.8%
------------------------------------------------
Financials                                 14.9%
------------------------------------------------
Health Care                                10.2%
------------------------------------------------
Industrials                                16.0%
------------------------------------------------
Information Technology                     11.0%
------------------------------------------------
Materials                                   5.0%
------------------------------------------------
Telecommunication                           0.7%
------------------------------------------------
Telecommunication Services                  5.9%
------------------------------------------------
Utilities                                   1.0%
------------------------------------------------
Other(2)                                    3.6%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Intel                                       2.8%
------------------------------------------------
Lorillard                                   2.7%
------------------------------------------------
Wal-Mart Stores                             2.6%
------------------------------------------------
Chevron                                     2.4%
------------------------------------------------
Hewlett-Packard                             2.4%
------------------------------------------------
AT&T                                        2.3%
------------------------------------------------
Bristol-Myers Squibb                        2.2%
------------------------------------------------
EI du Pont de Nemours & Co                  1.6%
------------------------------------------------
Exxon Mobil                                 1.5%
------------------------------------------------
Verizon Communications                      1.5%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  666.80        $4.11           .99%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.00        $4.99           .99%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  664.60        $7.26          1.75%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.21        $8.80          1.75%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  663.90        $7.22          1.74%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.26        $8.75          1.74%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  668.20        $2.04           .49%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.49        $2.47           .49%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  665.90        $5.36          1.29%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.50        $6.49          1.29%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  666.40        $4.32          1.04%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.75        $5.24          1.04%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  668.20        $3.04           .73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.29        $3.68           .73%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  668.40        $2.25           .54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,022.24        $2.72           .54%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  666.40        $3.66           .88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.54        $4.43           .88%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -33.32% for Class A, -33.54% for Class B, -33.61% for Class C, -33.18% for Class I, -33.41% for Class R2, -33.36% for Class R3, -33.18% for Class R4, -33.16%
    for Class R5 and -33.36% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.0%)
Boeing                                                  582,570(d)        $20,727,841
Goodrich                                                581,255            22,023,752
Honeywell Intl                                        1,018,144(d)         28,365,491
                                                                      ---------------
Total                                                                      71,117,084
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.1%)
United Parcel Service Cl B                              765,111            37,658,763
-------------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR                                                   2,176,316(b,d)        6,942,448
Continental Airlines Cl B                               841,003(b,d)        7,409,236
Delta Air Lines                                       3,272,988(b)         18,426,923
UAL                                                   1,295,011(b)          5,801,649
US Airways Group                                      2,535,793(b,d)        6,415,556
                                                                      ---------------
Total                                                                      44,995,812
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
Goldman Sachs Group                                     119,446(d)         12,663,665
Morgan Stanley                                          441,652(d)         10,056,416
                                                                      ---------------
Total                                                                      22,720,081
-------------------------------------------------------------------------------------

CHEMICALS (3.0%)
Air Products & Chemicals                                397,122(d)         22,338,113
Dow Chemical                                          2,004,557(d)         16,898,416
EI du Pont de Nemours & Co                            2,897,826(d)         64,708,454
                                                                      ---------------
Total                                                                     103,944,983
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.2%)
US Bancorp                                              442,092(d)          6,458,964
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                        780,397(d)         19,978,163
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Telefonaktiebolaget LM Ericsson ADR                   1,483,789(c)         12,003,853
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.5%)
Hewlett-Packard                                       3,055,059(d)         97,945,191
IBM                                                     612,611(d)         59,355,880
                                                                      ---------------
Total                                                                     157,301,071
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                   331,236(d)         11,444,204
Insituform Technologies Cl A                            276,292(b,d)        4,321,207
                                                                      ---------------
Total                                                                      15,765,411
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
CEMEX ADR                                             2,518,306(b,c,d)     15,739,413
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.6%)
Bank of America                                       5,938,649            40,501,586
CIT Group                                            10,596,284(d)         30,199,409
JPMorgan Chase & Co                                   2,084,835            55,414,915
                                                                      ---------------
Total                                                                     126,115,910
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
AT&T                                                  3,648,559            91,943,686
Deutsche Telekom ADR                                  3,210,862(c)         39,654,146
Qwest Communications Intl                             4,418,304(d)         15,110,600
Verizon Communications                                1,966,674(d)         59,393,555
                                                                      ---------------
Total                                                                     206,101,987
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
ABB ADR                                               2,105,161(c,d)       29,345,944
Hubbell Cl B                                            224,651(d)          6,056,591
                                                                      ---------------
Total                                                                      35,402,535
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Tyco Electronics                                        504,982(c)          5,575,001
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (5.0%)
Baker Hughes                                            959,610(d)        $27,396,866
BJ Services                                           1,456,298            14,490,165
Halliburton                                           2,114,807            32,716,064
Schlumberger                                            779,835            31,676,898
Tenaris ADR                                             655,659(c,d)       13,224,642
Transocean                                              937,871(b,c)       55,184,329
                                                                      ---------------
Total                                                                     174,688,964
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.1%)
Wal-Mart Stores                                       2,041,739           106,374,602
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Carnival Unit                                         2,316,781(d)         50,042,470
Royal Caribbean Cruises                               1,488,698(d)         11,924,471
                                                                      ---------------
Total                                                                      61,966,941
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Centex                                                  487,157             3,653,678
DR Horton                                               698,817(d)          6,778,525
KB Home                                                 402,088(d)          5,299,520
Pulte Homes                                             568,662(d)          6,215,476
Stanley Works                                           951,907(d)         27,719,531
                                                                      ---------------
Total                                                                      49,666,730
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.7%)
Clorox                                                  485,848(d)         25,011,455
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                 308,400(b)          2,100,204
CB Calpine Escrow                                     6,000,000(b,e)                6
                                                                      ---------------
Total                                                                       2,100,210
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                      616,074(d)         30,631,199
McDermott Intl                                          928,984(b,d)       12,439,096
Tyco Intl                                             1,035,950(c)         20,263,182
                                                                      ---------------
Total                                                                      63,333,477
-------------------------------------------------------------------------------------

INSURANCE (10.5%)
ACE                                                   1,463,523(c)         59,126,329
Allstate                                                602,778            11,543,199
Aon                                                     689,927            28,162,820
Axis Capital Holdings                                   594,256(c)         13,394,530
Endurance Specialty Holdings                            821,232(c,d)       20,481,526
Everest Re Group                                        128,136(c)          9,072,029
Lincoln Natl                                            642,905(d)          4,301,034
Loews                                                   585,931            12,949,075
Marsh & McLennan Companies                            2,817,115            57,046,579
Montpelier Re Holdings                                1,266,047(c,d)       16,407,969
PartnerRe                                               230,251(c)         14,291,680
RenaissanceRe Holdings                                  468,955(c)         23,185,135
Travelers Companies                                   1,152,837            46,851,296
XL Capital Cl A                                       9,013,479(c)         49,213,595
                                                                      ---------------
Total                                                                     366,026,796
-------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Computer Sciences                                       367,473(b,d)       13,537,705
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Life Technologies                                       620,382(b)         20,150,007
Thermo Fisher Scientific                                544,843(b,d)       19,434,550
                                                                      ---------------
Total                                                                      39,584,557
-------------------------------------------------------------------------------------

MACHINERY (6.5%)
Caterpillar                                           2,018,121(d)         56,426,663
Deere & Co                                              756,434(d)         24,863,986
Eaton                                                 1,166,871            43,010,865
Illinois Tool Works                                   1,515,246            46,745,339
Ingersoll-Rand Cl A                                   1,831,538(c)         25,275,224
Parker Hannifin                                       1,019,001            34,625,654
                                                                      ---------------
Total                                                                     230,947,731
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Regal Entertainment Group Cl A                        1,037,258            13,909,630
-------------------------------------------------------------------------------------

METALS & MINING (0.8%)
Alcoa                                                 1,779,753(d)         13,063,387
United States Steel                                     638,562(d)         13,492,815
                                                                      ---------------
Total                                                                      26,556,202
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Macy's                                                1,050,035(d)          9,345,312
Target                                                  452,820(d)         15,572,479
                                                                      ---------------
Total                                                                      24,917,791
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Dominion Resources                                    1,062,403(d)         32,923,869
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (12.8%)
Anadarko Petroleum                                      471,065(d)        $18,319,718
Apache                                                  340,282            21,808,673
BP ADR                                                1,334,771(c,d)       53,524,317
Chevron                                               1,461,514            98,272,202
ConocoPhillips                                        1,424,089            55,767,325
Devon Energy                                            204,113             9,121,810
EnCana                                                  379,060(c)         15,393,627
Exxon Mobil                                             884,153            60,210,819
Marathon Oil                                          1,536,851(d)         40,403,813
Petroleo Brasileiro ADR                               1,267,539(c,d)       38,621,913
Pioneer Natural Resources                               459,716(d)          7,571,523
Spectra Energy                                          531,115(d)          7,509,966
Total ADR                                               440,049(c)         21,588,804
                                                                      ---------------
Total                                                                     448,114,510
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Weyerhaeuser                                          1,077,956(d)         29,719,247
-------------------------------------------------------------------------------------

PHARMACEUTICALS (8.5%)
Abbott Laboratories                                     404,116            19,276,333
Bristol-Myers Squibb                                  4,162,351            91,238,734
Johnson & Johnson                                       622,176            32,726,458
Merck & Co                                            1,516,255(d)         40,559,821
Pfizer                                                2,047,587(d)         27,888,135
Schering-Plough                                       2,196,771            51,733,957
Teva Pharmaceutical Inds ADR                            280,192(c,d)       12,622,650
Wyeth                                                   551,380            23,731,395
                                                                      ---------------
Total                                                                     299,777,483
-------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Burlington Northern Santa Fe                            347,726(d)         20,915,719
Union Pacific                                           467,155(d)         19,204,742
                                                                      ---------------
Total                                                                      40,120,461
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Intel                                                 7,722,844(d)        116,228,802
Taiwan Semiconductor Mfg ADR                          5,238,400(c,d)       46,883,680
                                                                      ---------------
Total                                                                     163,112,482
-------------------------------------------------------------------------------------

SOFTWARE (1.0%)
Microsoft                                             1,412,402(d)         25,945,825
Oracle                                                  491,104(b)          8,874,249
                                                                      ---------------
Total                                                                      34,820,074
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Home Depot                                            2,348,499(d)         55,330,637
Staples                                                 717,965            13,002,346
                                                                      ---------------
Total                                                                      68,332,983
-------------------------------------------------------------------------------------

TOBACCO (3.9%)
Lorillard                                             1,781,196           109,971,041
Philip Morris Intl                                      721,067            25,655,564
                                                                      ---------------
Total                                                                     135,626,605
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,823,549,408)                                                 $3,332,049,536
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.5%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                                80,000(d)        $16,850,000
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $20,000,000)                                                        16,850,000
-------------------------------------------------------------------------------------





BONDS (0.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $24,573,000          $22,742,705
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $24,573,000)                                                       $22,742,705
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MONEY MARKET FUND (3.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.32%                                   125,461,810(f)       $125,461,810
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $125,461,810)                                                     $125,461,810
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (16.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    585,785,699          $585,785,699
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $585,785,699)                                                     $585,785,699
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,579,369,917)(g)                                              $4,082,889,750
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 17.5% of net assets.

(d) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at March 31, 2009, was $6 representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:


                                              ACQUISITION
     SECURITY                                    DATES              COST
     -------------------------------------------------------------------
     CB Calpine Escrow                  12-20-01 thru 12-21-01       $--


(f) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.

(g) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $5,579,370,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $112,929,000
     Unrealized depreciation                        (1,609,409,000)
     -------------------------------------------------------------
     Net unrealized depreciation                   $(1,496,480,000)
     -------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
12  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                        FAIR VALUE AT MARCH 31, 2009
                        -----------------------------------------------------------
                             LEVEL 1        LEVEL 2
                          QUOTED PRICES      OTHER        LEVEL 3
                            IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities             $4,043,297,039   $39,592,705       $6       $4,082,889,750


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of Sept. 30, 2008                           $6
  Accrued discounts/premiums                           --
  Realized gain (loss)                                 --
  Change in unrealized appreciation
    (depreciation)                                     --
  Net purchases (sales)                                --
  Transfers in and/or out of Level 3                   --
---------------------------------------------------------------
Balance as of March 31, 2009                           $6
---------------------------------------------------------------






--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $4,868,122,408)                  $ 3,371,642,241
  Affiliated money market fund (identified cost $125,461,810)                 125,461,810
  Investments of cash collateral received for securities on loan
    (identified cost $585,785,699)                                            585,785,699
-----------------------------------------------------------------------------------------
Total investments in securities (identified cost $5,579,369,917)            4,082,889,750
Cash                                                                              930,468
Capital shares receivable                                                       5,377,221
Dividends and accrued interest receivable                                       5,445,816
Receivable for investment securities sold                                      30,400,150
-----------------------------------------------------------------------------------------
Total assets                                                                4,125,043,405
-----------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          5,781,496
Payable for investment securities purchased                                    44,941,644
Payable upon return of securities loaned                                      585,785,699
Accrued investment management services fees                                        53,617
Accrued distribution fees                                                       1,321,138
Accrued transfer agency fees                                                       23,766
Accrued administrative services fees                                                4,799
Accrued plan administration services fees                                          91,204
Other accrued expenses                                                          1,138,881
-----------------------------------------------------------------------------------------
Total liabilities                                                             639,142,244
-----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 3,485,901,161
-----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $     5,678,991
Additional paid-in capital                                                  5,827,230,234
Undistributed net investment income                                             7,428,885
Accumulated net realized gain (loss)                                         (857,956,782)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       (1,496,480,167)
-----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 3,485,901,161
-----------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $   568,848,136
-----------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $2,625,551,106          427,802,423                       $6.14(1)
Class B                     $  368,353,350           59,900,006                       $6.15
Class C                     $   56,948,414            9,288,564                       $6.13
Class I                     $  169,732,365           27,676,997                       $6.13
Class R2                    $    5,747,935              939,638                       $6.12
Class R3                    $   80,745,600           13,173,427                       $6.13
Class R4                    $  140,302,960           22,844,385                       $6.14
Class R5                    $   38,517,214            6,273,267                       $6.14
Class W                     $        2,217                  361                       $6.14
-------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.51. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $    69,286,865
Interest                                                              428,673
Income distributions from affiliated money market fund                341,535
Fee income from securities lending                                    443,668
  Less foreign taxes withheld                                        (241,185)
-----------------------------------------------------------------------------
Total income                                                       70,259,556
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                 7,839,813
Distribution fees
  Class A                                                           3,773,388
  Class B                                                           2,130,136
  Class C                                                             320,828
  Class R2                                                             14,676
  Class R3                                                            103,847
  Class W                                                                   3
Transfer agency fees
  Class A                                                           3,804,005
  Class B                                                             575,080
  Class C                                                              83,604
  Class R2                                                              1,468
  Class R3                                                             20,769
  Class R4                                                             35,936
  Class R5                                                              9,121
  Class W                                                                   2
Administrative services fees                                          975,269
Plan administration services fees
  Class R2                                                              7,338
  Class R3                                                            103,847
  Class R4                                                            179,681
Compensation of board members                                          66,135
Custodian fees                                                        164,800
Printing and postage                                                  333,470
Registration fees                                                      67,035
Professional fees                                                      58,313
Other                                                                  60,892
-----------------------------------------------------------------------------
Total expenses                                                     20,729,456
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                    (46,127)
  Earnings and bank fee credits on cash balances                       (1,303)
-----------------------------------------------------------------------------
Total net expenses                                                 20,682,026
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    49,577,530

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
16  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $  (842,694,485)
  Foreign currency transactions                                        (8,184)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                          (842,702,669)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (1,112,052,255)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (1,954,754,924)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(1,905,177,394)
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                     MARCH 31, 2009   SEPT. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $    49,577,530  $   101,112,563
Net realized gain (loss) on investments                                (842,702,669)      74,226,947
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 (1,112,052,255)  (2,183,223,532)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (1,905,177,394)  (2,007,884,022)
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (32,896,107)     (82,317,495)
    Class B                                                              (2,983,039)      (6,028,377)
    Class C                                                                (466,162)        (816,513)
    Class I                                                              (2,317,406)      (3,098,662)
    Class R2                                                                (57,000)         (78,035)
    Class R3                                                               (948,187)      (1,538,401)
    Class R4                                                             (1,895,542)      (3,506,677)
    Class R5                                                               (503,642)        (472,932)
    Class W                                                                     (28)             (60)
  Net realized gain
    Class A                                                                      --     (603,760,502)
    Class B                                                                      --     (101,212,945)
    Class C                                                                      --      (11,314,993)
    Class I                                                                      --      (10,922,002)
    Class R2                                                                     --         (124,546)
    Class R3                                                                     --      (10,987,594)
    Class R4                                                                     --      (20,687,264)
    Class R5                                                                     --       (1,112,991)
    Class W                                                                      --             (481)
  Tax return of capital
    Class A                                                                      --     (121,249,979)
    Class B                                                                      --      (19,859,171)
    Class C                                                                      --       (2,375,413)
    Class I                                                                      --       (2,304,531)
    Class R2                                                                     --         (128,390)
    Class R3                                                                     --       (2,303,879)
    Class R4                                                                     --       (4,526,602)
    Class R5                                                                     --         (334,982)
    Class W                                                                      --              (91)
----------------------------------------------------------------------------------------------------
Total distributions                                                     (42,067,113)  (1,011,063,508)

----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                     MARCH 31, 2009   SEPT. 30, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    $   283,262,909  $   964,835,140
  Class B shares                                                         21,073,222       75,383,214
  Class C shares                                                          7,529,673       35,786,939
  Class I shares                                                         56,322,495       83,349,499
  Class R2 shares                                                         1,806,073       11,195,772
  Class R3 shares                                                        31,886,909       90,549,756
  Class R4 shares                                                        40,994,516      108,523,406
  Class R5 shares                                                        16,040,584       49,600,367
Fund merger (Note 8)
  Class A shares                                                                 --      140,874,675
  Class B shares                                                                 --       52,630,093
  Class C shares                                                                 --        4,227,614
  Class I shares                                                                 --       42,237,082
  Class R4 shares                                                                --          108,160
Reinvestment of distributions at net asset value
  Class A shares                                                         31,948,455      791,085,331
  Class B shares                                                          2,908,298      124,863,328
  Class C shares                                                            436,410       13,946,549
  Class I shares                                                          2,317,331       16,324,264
  Class R2 shares                                                            57,000          330,365
  Class R3 shares                                                           948,116       14,829,235
  Class R4 shares                                                         1,775,143       27,216,169
  Class R5 shares                                                           488,474        1,894,374
Payments for redemptions
  Class A shares                                                       (684,960,306)  (1,516,042,826)
  Class B shares                                                        (76,335,234)    (347,094,401)
  Class C shares                                                        (12,784,036)     (27,766,766)
  Class I shares                                                         (6,932,866)     (22,406,552)
  Class R2 shares                                                        (1,020,294)      (1,905,542)
  Class R3 shares                                                       (22,341,991)     (68,143,648)
  Class R4 shares                                                       (20,983,227)     (74,209,460)
  Class R5 shares                                                        (6,987,525)      (5,859,741)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (332,549,871)     586,362,396
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (2,279,794,378)  (2,432,585,134)
Net assets at beginning of period                                     5,765,695,539    8,198,280,673
----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $ 3,485,901,161  $ 5,765,695,539
----------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over)
  net investment income                                             $     7,428,885  $       (81,532)
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.31       $14.34       $13.10       $12.11        $9.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .17(b)       .18(b)       .18          .15
Net gains (losses) (both realized and
 unrealized)                                         (3.19)       (3.44)        2.41         1.54         2.23
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.10)       (3.27)        2.59         1.72         2.38
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.17)        (.18)        (.19)        (.15)
Distributions from realized gains                       --        (1.32)       (1.17)        (.54)          --
Tax return of capital                                   --         (.27)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)       (1.76)       (1.35)        (.73)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.14        $9.31       $14.34       $13.10       $12.11
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $2,626       $4,504       $6,502       $5,433       $3,751
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                  .99%(e)    1.08%        1.00%        1.10%        1.04%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          2.57%(e)    1.49%        1.34%        1.40%        1.46%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%          28%          24%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (33.32%)(g)  (25.05%)      20.98%       14.72%       24.24%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.32       $14.35       $13.11       $12.07        $9.85
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .08(b)       .08(b)       .04          .07
Net gains (losses) (both realized and
 unrealized)                                         (3.18)       (3.45)        2.40         1.58         2.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.12)       (3.37)        2.48         1.62         2.29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.07)        (.07)        (.04)        (.07)
Distributions from realized gains                       --        (1.32)       (1.17)        (.54)          --
Tax return of capital                                   --         (.27)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)       (1.66)       (1.24)        (.58)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.15        $9.32       $14.35       $13.11       $12.07
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $368         $633       $1,113       $1,208       $1,141
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 1.75%(e)    1.84%        1.76%        1.86%        1.80%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          1.80%(e)     .71%         .57%         .64%         .70%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%          28%          24%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (33.54%)(g)  (25.66%)      20.04%       13.87%       23.28%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.30       $14.32       $13.09       $12.06        $9.84
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .09(b)       .08(b)       .04          .07
Net gains (losses) (both realized and
 unrealized)                                         (3.18)       (3.44)        2.40         1.58         2.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.12)       (3.35)        2.48         1.62         2.29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.08)        (.08)        (.05)        (.07)
Distributions from realized gains                       --        (1.32)       (1.17)        (.54)          --
Tax return of capital                                   --         (.27)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)       (1.67)       (1.25)        (.59)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.13        $9.30       $14.32       $13.09       $12.06
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $57          $93         $114          $86          $58
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 1.74%(e)    1.83%        1.76%        1.86%        1.81%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          1.81%(e)     .75%         .58%         .63%         .69%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%          28%          24%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (33.61%)(g)  (25.60%)      20.04%       13.84%       23.33%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.30       $14.33       $13.09       $12.13        $9.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(b)       .22(b)       .23(b)       .26          .20
Net gains (losses) (both realized and
 unrealized)                                         (3.18)       (3.45)        2.41         1.50         2.24
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.08)       (3.23)        2.64         1.76         2.44
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.21)        (.23)        (.26)        (.20)
Distributions from realized gains                       --        (1.32)       (1.17)        (.54)          --
Tax return of capital                                   --         (.27)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)       (1.80)       (1.40)        (.80)        (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.13        $9.30       $14.33       $13.09       $12.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $170         $190         $132         $133          $96
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                  .49%(e)     .67%         .62%         .70%         .62%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.10%(e)    1.98%        1.72%        1.79%        1.85%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%          28%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.18%)(f)  (24.75%)      21.44%       15.14%       24.81%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008     2007(b)
Net asset value, beginning of period                 $9.28       $14.33       $14.03
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .14          .11
Net gains (losses) (both realized and
 unrealized)                                         (3.16)       (3.45)        1.52
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.09)       (3.31)        1.63
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.15)        (.16)
Distributions from realized gains                       --        (1.32)       (1.17)
Tax return of capital                                   --         (.27)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)       (1.74)       (1.33)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.12        $9.28       $14.33
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6           $8          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 1.29%(f)    1.46%        1.43%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          2.27%(f)    1.33%        1.03%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.41%)(g)  (25.36%)      12.74%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008     2007(b)
Net asset value, beginning of period                 $9.30       $14.33       $14.03
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .08          .16          .13
Net gains (losses) (both realized and
 unrealized)                                         (3.18)       (3.45)        1.54
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.10)       (3.29)        1.67
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.15)        (.20)
Distributions from realized gains                       --        (1.32)       (1.17)
Tax return of capital                                   --         (.27)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)       (1.74)       (1.37)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.13        $9.30       $14.33
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $81         $109         $118
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 1.04%(f)    1.23%        1.32%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          2.53%(f)    1.37%        1.35%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.36%)(g)  (25.17%)      13.02%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.31       $14.35       $13.11       $12.12        $9.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .19(b)       .20(b)       .21          .17
Net gains (losses) (both realized and
 unrealized)                                         (3.18)       (3.46)        2.41         1.53         2.23
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.09)       (3.27)        2.61         1.74         2.40
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.18)        (.20)        (.21)        (.17)
Distributions from realized gains                       --        (1.32)       (1.17)        (.54)          --
Tax return of capital                                   --         (.27)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)       (1.77)       (1.37)        (.75)        (.17)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.14        $9.31       $14.35       $13.11       $12.12
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $140         $183         $210          $96          $58
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                           .79%(e)     .98%         .91%         .93%         .87%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                       .72%(e)     .94%         .89%         .93%         .87%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          2.85%(e)    1.66%        1.46%        1.56%        1.63%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%          28%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.18%)(h)  (24.98%)      21.10%       14.91%       24.38%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008     2007(b)
Net asset value, beginning of period                 $9.31       $14.35       $14.03
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .23          .18
Net gains (losses) (both realized and
 unrealized)                                         (3.18)       (3.47)        1.54
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.08)       (3.24)        1.72
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.21)        (.23)
Distributions from realized gains                       --        (1.32)       (1.17)
Tax return of capital                                   --         (.27)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)       (1.80)       (1.40)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.14        $9.31       $14.35
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $39          $46          $10
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                  .54%(f)     .70%         .73%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          3.04%(f)    2.07%        1.63%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.16%)(g)  (24.83%)      13.41%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(h)          2008     2007(b)
Net asset value, beginning of period                 $9.32       $14.35       $13.86
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .17          .14
Net gains (losses) (both realized and
 unrealized)                                         (3.19)       (3.45)        1.70
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.10)       (3.28)        1.84
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.16)        (.18)
Distributions from realized gains                       --        (1.32)       (1.17)
Tax return of capital                                   --         (.27)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)       (1.75)       (1.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.14        $9.32       $14.35
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                  .88%(f)    1.12%        1.05%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          2.67%(f)    1.45%        1.29%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          31%          31%
--------------------------------------------------------------------------------------------------------------
Total return                                       (33.36%)(g)  (25.07%)      14.40%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Diversified Equity Income Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
30  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At March 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2009 was $6 representing less than 0.01% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At March 31, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not

--------------------------------------------------------------------------------
32  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




complete its contract obligations. At March 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

A tax return of capital totaling $153 million resulted from distributions paid to shareholders of record of the RiverSource Diversified Equity Income Fund on March 10, 2008 that were calculated on a pre-merger basis in anticipation of the impending merger of the RiverSource Value Fund into the RiverSource Diversified Equity Income Fund on March 14, 2008. See footnote 8 regarding the fund merger.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivativeS and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. On March 11, 2008, an additional distribution was paid prior to the merger (see Note 8) to ensure that shareholders

--------------------------------------------------------------------------------
34  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of record of RiverSource Diversified Equity Income Fund would not experience a dilution of their share of the Fund's income or capital gains.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $3,256,811 for the six months ended March 31, 2009. The management fee for the six months ended March 31, 2009 was 0.40% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, other expenses paid to this company were $23,592.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $19,234,000 and $677,000 for Class B and Class C shares, respectively. These amounts are based

--------------------------------------------------------------------------------
36  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $1,645,083 for Class A, $204,770 for Class B and $12,112 for Class C for the six months ended March 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  0.72%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4..........................................  $35,936


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4..........................................  $10,191


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  0.89%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended March 31, 2009, the Fund's transfer agency fees were reduced by $1,303 as a result of bank fee credits from overnight cash balances.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $145,665 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $862,307,963 and $1,196,944,922, respectively, for the six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED MARCH 31, 2009
                                     ISSUED FOR
                                     REINVESTED                         NET
                          SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
-----------------------------------------------------------------------------------
Class A                42,481,891    4,754,720    (103,408,305)     (56,171,694)
Class B                 3,135,913      430,116     (11,593,997)      (8,027,968)
Class C                 1,117,812       64,751      (1,931,631)        (749,068)
Class I                 8,006,098      347,871      (1,106,807)       7,247,162
Class R2                  255,994        8,548        (157,816)         106,726
Class R3                4,734,432      141,764      (3,379,452)       1,496,744
Class R4                6,106,514      264,690      (3,144,984)       3,226,220
Class R5                2,318,860       73,422      (1,015,118)       1,377,164
-----------------------------------------------------------------------------------



                                        YEAR ENDED SEPT. 30, 2008
                                          ISSUED FOR
                               FUND       REINVESTED                         NET
                   SOLD       MERGER    DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A         83,500,819  13,415,801    67,380,659   (133,755,620)      30,541,659
Class B          6,430,826   5,004,708    10,550,154    (31,617,054)      (9,631,366)
Class C          2,999,326     403,120     1,184,981     (2,475,419)       2,112,008
Class I          7,520,591   4,024,743     1,413,076     (1,720,908)      11,237,502
Class R2           977,659          --        30,250       (177,115)         830,794
Class R3         8,037,477          --     1,267,212     (5,890,421)       3,414,268
Class R4         9,456,665      10,290     2,328,035     (6,783,240)       5,011,750
Class R5         4,587,427          --       166,955       (548,932)       4,205,450
----------------------------------------------------------------------------------------




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38  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2009, securities valued at $568,848,136 were on loan secured by cash collateral of $585,785,699 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $429,418 earned from securities lending from Dec.1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $3,641 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



received on loaned securities had been invested in an affiliated money market fund. Income of $14,250 earned from securities lending from Oct. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $485,980,143 and $524,025,069, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the

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40  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. FUND MERGER

At the close of business on March 14, 2008, RiverSource Diversified Equity Income Fund acquired the assets and assumed the identified liabilities of RiverSource Value Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Diversified Equity Income Fund immediately before the acquisition were $6,603,914,713 and the combined net assets immediately after the acquisition were $6,843,992,337.

The merger was accomplished by a tax-free exchange of 68,309,092 shares of RiverSource Value Fund valued at $240,077,624.

In exchange for the RiverSource Value Fund shares and net assets, RiverSource Diversified Equity Income Fund issued the following number of shares:

                                                    SHARES
------------------------------------------------------------
Class A.........................................  13,415,801
Class B.........................................   5,004,708
Class C.........................................     403,120
Class I.........................................   4,024,743
Class R4........................................      10,290


The components of RiverSource Value Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                             ACCUMULATED     UNDISTRIBUTED
                      TOTAL        CAPITAL     UNREALIZED        NET              NET
                   NET ASSETS       STOCK     APPRECIATION  REALIZED GAIN  INVESTMENT INCOME
--------------------------------------------------------------------------------------------
RiverSource
Value Fund        $240,077,624  $271,063,485  $(29,713,270)  $(1,269,737)       $(2,854)




--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end

--------------------------------------------------------------------------------
42  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
44  RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
        RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  45

RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6476 X (5/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
MID CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE MID CAP VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   17

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   21

Notes to Financial Statements......   30

Proxy Voting.......................   45




--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Mid Cap Value Fund (the Fund) Class A shares declined 35.72%
  (excluding sales charge) for the six months ended March 31, 2009.

> The Fund outperformed the 37.87% decrease of the Russell Midcap(R) Value Index for the same period.

> The Fund underperformed the 32.65% decline of the Lipper Mid-Cap Value Funds
  Index, representing the Fund's peer group for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------


                                                                  Since
                                                                inception
                          6 months*   1 year  3 years  5 years   2/14/02
-------------------------------------------------------------------------
RiverSource Mid Cap
  Value Fund Class A
  (excluding sales
  charge)                  -35.72%   -44.37%  -16.22%   -2.82%    +1.77%
-------------------------------------------------------------------------
Russell Midcap Value
  Index(1) (unmanaged)     -37.87%   -42.51%  -16.68%   -3.81%    +0.95%
-------------------------------------------------------------------------
Lipper Mid-Cap Value
  Funds Index(2)           -32.65%   -40.02%  -15.09%   -4.25%    +0.31%
-------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  2/14/02)                   -35.72%   -44.37%  -16.22%   -2.82%    +1.77%
---------------------------------------------------------------------------
Class B (inception
  2/14/02)                   -36.03%   -44.82%  -16.86%   -3.56%    +0.99%
---------------------------------------------------------------------------
Class C (inception
  2/14/02)                   -36.04%   -44.84%  -16.90%   -3.56%    +0.99%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -35.59%   -44.13%  -15.86%   -2.39%    -2.53%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -35.79%   -44.52%     N/A      N/A    -23.62%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -35.83%   -44.45%     N/A      N/A    -23.49%
---------------------------------------------------------------------------
Class R4 (inception
  2/14/02)                   -35.63%   -44.23%  -16.05%   -2.63%    +1.97%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -35.56%   -44.16%     N/A      N/A    -23.05%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   -35.62%   -44.29%     N/A      N/A    -22.81%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  2/14/02)                   -39.45%   -47.55%  -17.87%   -3.95%    +0.93%
---------------------------------------------------------------------------
Class B (inception
  2/14/02)                   -38.93%   -47.33%  -17.74%   -3.84%    +0.99%
---------------------------------------------------------------------------
Class C (inception
  2/14/02)                   -36.62%   -45.34%  -16.90%   -3.56%    +0.99%
---------------------------------------------------------------------------



* Not annualized.

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.


--------------------------------------------------------------------------------
4  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                   Total fund expenses
----------------------------------------
Class A                   1.28%
----------------------------------------
Class B                   2.04%
----------------------------------------
Class C                   2.03%
----------------------------------------
Class I                   0.85%
----------------------------------------
Class R2                  1.61%
----------------------------------------
Class R3                  1.36%
----------------------------------------
Class R4                  1.13%
----------------------------------------
Class R5                  0.91%
----------------------------------------
Class W                   1.27%
----------------------------------------



* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

Investment in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION(1) (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     12.0%
------------------------------------------------
Consumer Staples                            3.3%
------------------------------------------------
Energy                                     10.5%
------------------------------------------------
Financials                                 20.7%
------------------------------------------------
Health Care                                 6.3%
------------------------------------------------
Industrials                                15.8%
------------------------------------------------
Information Technology                     10.5%
------------------------------------------------
Materials                                   7.0%
------------------------------------------------
Telecommunication                           0.3%
------------------------------------------------
Telecommunication Services                  3.9%
------------------------------------------------
Utilities                                   8.1%
------------------------------------------------
Other(2)                                    1.6%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Lorillard                                   2.7%
------------------------------------------------
Everest Re Group                            2.5%
------------------------------------------------
Mylan                                       2.3%
------------------------------------------------
PartnerRe                                   2.3%
------------------------------------------------
Eaton                                       1.6%
------------------------------------------------
Coopers Inds Cl A                           1.5%
------------------------------------------------
Sempra Energy                               1.5%
------------------------------------------------
Family Dollar Stores                        1.4%
------------------------------------------------
Enbridge                                    1.3%
------------------------------------------------
McAfee                                      1.2%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.



--------------------------------------------------------------------------------
6  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  642.80        $4.91          1.20%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.95        $6.04          1.20%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  639.70        $8.09          1.98%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.06        $9.95          1.98%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  639.60        $8.01          1.96%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.16        $9.85          1.96%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  644.10        $2.75           .67%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.59        $3.38           .67%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  642.10        $6.02          1.47%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.60        $7.39          1.47%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  641.70        $4.99          1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.85        $6.14          1.22%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  643.70        $3.98           .97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.09        $4.89           .97%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  644.40        $2.95           .72%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.34        $3.63           .72%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  643.80        $4.34          1.06%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.65        $5.34          1.06%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -35.72% for Class A, -36.03% for Class B, -36.04% for Class C, -35.59% for Class I, -35.79% for Class R2, -35.83% for Class R3, -35.63% for Class R4, -35.56%.
    for Class R5 and -35.62% for Class W.


--------------------------------------------------------------------------------
                     RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Mid Cap Value Fund
MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Goodrich                                               494,476            $18,735,696
-------------------------------------------------------------------------------------

AIRLINES (1.4%)
AMR                                                    938,628(b,d)         2,994,223
Continental Airlines Cl B                              470,960(b,d)         4,149,158
Delta Air Lines                                      1,619,094(b)           9,115,500
UAL                                                    426,196(b)           1,909,358
US Airways Group                                     1,263,033(b,d)         3,195,473
                                                                      ---------------
Total                                                                      21,363,712
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Invesco                                              1,030,315             14,280,166
-------------------------------------------------------------------------------------

CHEMICALS (4.0%)
Eastman Chemical                                       784,695(d)          21,029,826
Lubrizol                                               507,465             17,258,885
PPG Inds                                               562,458(d)          20,754,700
                                                                      ---------------
Total                                                                      59,043,411
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Cullen/Frost Bankers                                   189,288(d)           8,885,179
M&T Bank                                               176,004(d)           7,962,421
                                                                      ---------------
Total                                                                      16,847,600
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Ritchie Bros Auctioneers                               828,589(c,d)        15,403,470
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.0%)
Chicago Bridge & Iron                                  552,793(c)           3,466,012
Fluor                                                  195,576              6,757,151
Foster Wheeler                                         303,731(b)           5,306,181
Insituform Technologies Cl A                           130,750(b,d)         2,044,930
Jacobs Engineering Group                               205,269(b,d)         7,935,699
KBR                                                    307,387              4,245,014
                                                                      ---------------
Total                                                                      29,754,987
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CEMEX ADR                                            1,427,520(b,c,d)       8,922,000
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts                                          255,095              7,617,137
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
CIT Group                                            7,471,692(d)          21,294,322
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
CenturyTel                                             440,071(d)          12,374,797
Embarq                                                 316,745             11,988,798
Qwest Communications Intl                            6,244,813(d)          21,357,260
Windstream                                           1,402,530             11,304,392
                                                                      ---------------
Total                                                                      57,025,247
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.7%)
Allegheny Energy                                       706,962(d)          16,380,309
Pepco Holdings                                       1,296,625             16,181,880
Pinnacle West Capital                                  258,167(d)           6,856,916
                                                                      ---------------
Total                                                                      39,419,105
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.0%)
AO Smith                                               399,820             10,067,468
Cooper Inds Cl A                                     1,054,540             27,270,404
Rockwell Automation                                    302,908(d)           6,615,511
                                                                      ---------------
Total                                                                      43,953,383
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.4%)
Agilent Technologies                                   682,293(b)          10,486,844
Celestica                                            2,738,647(b,c)         9,749,583
                                                                      ---------------
Total                                                                      20,236,427
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.2%)
BJ Services                                          1,423,728             14,166,094
Cameron Intl                                           551,311(b)          12,090,250
Transocean                                             175,735(b,c)        10,340,247
Weatherford Intl                                     1,058,450(b)          11,717,042
                                                                      ---------------
Total                                                                      48,313,633
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GAS UTILITIES (1.5%)
EQT                                                    278,740(d)          $8,732,924
Questar                                                446,270(d)          13,133,726
                                                                      ---------------
Total                                                                      21,866,650
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Hospira                                                361,420(b)          11,153,421
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
Humana                                                 326,199(b)           8,507,270
McKesson                                               216,925              7,601,052
                                                                      ---------------
Total                                                                      16,108,322
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Royal Caribbean Cruises                              1,231,676(d)           9,865,725
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (3.2%)
Centex                                                 417,255              3,129,413
DR Horton                                              787,924(d)           7,642,863
KB Home                                                301,037              3,967,668
Mohawk Inds                                            282,107(b,d)         8,426,536
Pulte Homes                                            534,690(d)           5,844,162
Stanley Works                                          614,641             17,898,345
                                                                      ---------------
Total                                                                      46,908,987
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                         388,567(b)           5,202,912
-------------------------------------------------------------------------------------

INSURANCE (13.6%)
Aon                                                    522,079             21,311,265
Arch Capital Group                                     115,624(b,c)         6,227,509
Assurant                                               603,614             13,146,713
Axis Capital Holdings                                  961,751(c)          21,677,868
Everest Re Group                                       626,166(c)          44,332,553
Lincoln Natl                                         1,018,825(d)           6,815,939
Marsh & McLennan Companies                             592,735             12,002,884
PartnerRe                                              661,049(c)          41,031,311
Willis Group Holdings                                  626,988(c)          13,793,736
XL Capital Cl A                                      3,961,244(c)          21,628,392
                                                                      ---------------
Total                                                                     201,968,170
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.7%)
Hasbro                                                 426,745(d)          10,698,497
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Covance                                                229,935(b,d)         8,192,584
Life Technologies                                      267,454(b)           8,686,906
                                                                      ---------------
Total                                                                      16,879,490
-------------------------------------------------------------------------------------

MACHINERY (5.0%)
AGCO                                                   321,816(b)           6,307,594
Cummins                                                286,517              7,291,858
Eaton                                                  761,529             28,069,958
Ingersoll-Rand Cl A                                  1,025,442(c)          14,151,099
Manitowoc                                            1,075,032              3,515,355
Parker Hannifin                                        323,997             11,009,418
Terex                                                  451,192(b,d)         4,173,526
                                                                      ---------------
Total                                                                      74,518,808
-------------------------------------------------------------------------------------

MEDIA (2.2%)
Natl CineMedia                                       1,078,997             14,221,180
Regal Entertainment Group Cl A                       1,418,711             19,024,915
                                                                      ---------------
Total                                                                      33,246,095
-------------------------------------------------------------------------------------

METALS & MINING (2.3%)
Freeport-McMoRan Copper & Gold                         401,697             15,308,672
Nucor                                                  399,916             15,264,794
United States Steel                                    191,292(d)           4,042,000
                                                                      ---------------
Total                                                                      34,615,466
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.5%)
Family Dollar Stores                                   775,022(d)          25,862,484
Macy's                                               1,265,391(d)          11,261,980
                                                                      ---------------
Total                                                                      37,124,464
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.9%)
DTE Energy                                             386,412             10,703,612
Sempra Energy                                          587,536             27,167,665
Wisconsin Energy                                       475,452(d)          19,574,359
                                                                      ---------------
Total                                                                      57,445,636
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

OIL, GAS & CONSUMABLE FUELS (7.1%)
Chesapeake Energy                                      507,978             $8,666,105
El Paso                                              1,601,641(d)          10,010,256
Enbridge                                               838,273(c)          24,142,262
Newfield Exploration                                   709,595(b,d)        16,107,807
Pioneer Natural Resources                              557,086(d)           9,175,206
Southwestern Energy                                    588,764(b)          17,480,403
Sunoco                                                 237,150(d)           6,279,732
Ultra Petroleum                                        396,965(b)          14,247,074
                                                                      ---------------
Total                                                                     106,108,845
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.3%)
King Pharmaceuticals                                 1,044,421(b,d)         7,384,056
Mylan                                                3,110,706(b,d)        41,714,568
                                                                      ---------------
Total                                                                      49,098,624
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.9%)
AvalonBay Communities                                  189,341(d)           8,910,387
Boston Properties                                      113,920(d)           3,990,618
Equity Residential                                     537,861              9,869,749
General Growth Properties                            1,725,303(d)           1,181,833
Rayonier                                               470,000(d)          14,203,400
Ventas                                                 249,225(d)           5,634,977
                                                                      ---------------
Total                                                                      43,790,964
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
St. Joe                                                382,342(b,d)         6,400,405
-------------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
CSX                                                    529,670             13,691,969
Kansas City Southern                                   778,907(b,d)         9,899,908
                                                                      ---------------
Total                                                                      23,591,877
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
ASML Holding                                           553,872(c,d)         9,698,299
Lam Research                                           457,654(b,d)        10,420,782
LSI                                                  4,059,006(b)          12,339,378
Maxim Integrated Products                            1,212,615             16,018,644
Microchip Technology                                   807,974(d)          17,120,969
Micron Technology                                    2,552,001(b,d)        10,361,125
                                                                      ---------------
Total                                                                      75,959,197
-------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Adobe Systems                                          444,195(b)           9,501,331
Autodesk                                               552,685(b)           9,290,635
BMC Software                                           500,731(b)          16,524,123
McAfee                                                 659,607(b,d)        22,096,834
                                                                      ---------------
Total                                                                      57,412,923
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Bed Bath & Beyond                                      454,151(b,d)        11,240,237
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.3%)
VF                                                     344,857             19,694,783
-------------------------------------------------------------------------------------

TOBACCO (3.3%)
Lorillard                                              791,529             48,869,000
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,330,290,661)                                                 $1,441,979,794
-------------------------------------------------------------------------------------





BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl Cv Sr Unsecured
 11-15-25                            3.50%           $5,518,000            $5,106,997
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,518,000)                                                         $5,106,997
-------------------------------------------------------------------------------------






MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.32%                                    22,775,005(e)        $22,775,005
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $22,775,005)                                                       $22,775,005
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (21.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    324,019,680          $324,019,680
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $324,019,680)                                                     $324,019,680
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,682,603,346)(f)                                              $1,793,881,476
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2009, the value of foreign securities represented 16.5% of net assets.

(d) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.

(f) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $2,682,603,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $20,180,000
     Unrealized depreciation                         (908,902,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(888,722,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                        FAIR VALUE AT MARCH 31, 2009
                        -----------------------------------------------------------
                             LEVEL 1        LEVEL 2
                          QUOTED PRICES      OTHER        LEVEL 3
                            IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities             $1,788,774,479    $5,106,997       $--      $1,793,881,476





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,335,808,661)           $1,447,086,791
  Affiliated money market fund (identified cost $22,775,005)           22,775,005
  Investments of cash collateral received for securities on loan
    (identified cost $324,019,680)                                    324,019,680
---------------------------------------------------------------------------------
Total investments in securities (identified cost $2,682,603,346)    1,793,881,476
Cash collateral received for securities on loan                             1,600
Capital shares receivable                                               1,765,205
Dividends and accrued interest receivable                               3,668,551
Receivable for investment securities sold                              25,744,564
---------------------------------------------------------------------------------
Total assets                                                        1,825,061,396
---------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  2,554,805
Payable for investment securities purchased                            12,100,443
Payable upon return of securities loaned                              324,021,280
Accrued investment management services fees                                27,849
Accrued distribution fees                                                 498,425
Accrued transfer agency fees                                               10,386
Accrued administrative services fees                                        2,218
Accrued plan administration services fees                                  98,893
Other accrued expenses                                                    223,656
---------------------------------------------------------------------------------
Total liabilities                                                     339,537,955
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,485,523,441
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    3,574,929
Additional paid-in capital                                          2,810,666,381
Undistributed net investment income                                    14,129,076
Accumulated net realized gain (loss)                                 (454,120,928)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (888,726,017)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,485,523,441
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $  317,859,950
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES (continued) --------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $998,680,113          239,972,334                       $4.16
Class B                     $ 90,513,620           22,557,137                       $4.01
Class C                     $ 29,962,802            7,462,771                       $4.01
Class I                     $ 32,220,138            7,627,683                       $4.22
Class R2                    $ 10,216,588            2,468,126                       $4.14
Class R3                    $ 28,743,910            6,918,436                       $4.15
Class R4                    $209,364,451           50,002,512                       $4.19
Class R5                    $ 85,819,696           20,483,420                       $4.19
Class W                     $      2,123                  506                       $4.20
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.41. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  25,271,580
Interest                                                                  98,222
Income distributions from affiliated money market fund                   129,843
Fee income from securities lending                                       457,681
  Less foreign taxes withheld                                           (127,297)
--------------------------------------------------------------------------------
Total income                                                          25,830,029
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    4,559,642
Distribution fees
  Class A                                                              1,454,061
  Class B                                                                527,814
  Class C                                                                174,512
  Class R2                                                                23,744
  Class R3                                                                33,772
  Class W                                                                      3
Transfer agency fees
  Class A                                                              1,709,242
  Class B                                                                168,207
  Class C                                                                 52,766
  Class R2                                                                 2,374
  Class R3                                                                 6,754
  Class R4                                                                52,076
  Class R5                                                                18,796
  Class W                                                                      2
Administrative services fees                                             448,993
Plan administration services fees
  Class R2                                                                11,872
  Class R3                                                                33,772
  Class R4                                                               260,379
Compensation of board members                                             27,820
Custodian fees                                                            98,700
Printing and postage                                                     204,800
Registration fees                                                         53,397
Professional fees                                                         31,128
Other                                                                     33,172
--------------------------------------------------------------------------------
Total expenses                                                         9,987,798
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                            (3,161)
  Earnings and bank fee credits on cash balances                            (320)
--------------------------------------------------------------------------------
Total net expenses                                                     9,984,317
--------------------------------------------------------------------------------
Investment income (loss) -- net                                       15,845,712

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(452,078,639)
  Foreign currency transactions                                           (8,935)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (452,087,574)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (421,605,947)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (873,693,521)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(857,847,809)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   15,845,712  $   16,955,606
Net realized gain (loss) on investments                                (452,087,574)    166,553,846
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (421,605,947)   (935,401,778)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (857,847,809)   (751,892,326)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (6,676,720)    (10,269,877)
    Class C                                                                      --         (11,370)
    Class I                                                                (146,963)       (254,593)
    Class R2                                                                (59,254)         (6,689)
    Class R3                                                               (202,715)        (32,962)
    Class R4                                                             (1,811,191)     (1,195,860)
    Class R5                                                               (787,627)        (20,811)
    Class W                                                                     (13)            (22)
  Net realized gain
    Class A                                                            (108,709,788)    (97,119,430)
    Class B                                                              (9,999,814)    (14,356,745)
    Class C                                                              (3,265,935)     (2,248,420)
    Class I                                                              (1,163,507)     (1,413,062)
    Class R2                                                               (878,674)        (43,615)
    Class R3                                                             (2,431,441)       (202,266)
    Class R4                                                            (19,048,162)     (8,526,024)
    Class R5                                                             (6,372,091)       (116,203)
    Class W                                                                    (226)           (239)
---------------------------------------------------------------------------------------------------
Total distributions                                                    (161,554,121)   (135,818,188)

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $  209,912,418  $  849,968,892
  Class B shares                                                          5,094,209      28,852,424
  Class C shares                                                          5,067,563      40,615,392
  Class I shares                                                         25,167,955       4,516,881
  Class R2 shares                                                         4,892,914      13,700,332
  Class R3 shares                                                        17,672,075      44,664,006
  Class R4 shares                                                        71,633,944     242,218,050
  Class R5 shares                                                        72,956,975      85,299,222
Reinvestment of distributions at net asset value
  Class A shares                                                        113,220,162     105,647,763
  Class B shares                                                          9,780,677      14,147,522
  Class C shares                                                          2,586,404       2,181,684
  Class I shares                                                          1,310,084       1,667,226
  Class R2 shares                                                           937,928          50,030
  Class R3 shares                                                         2,634,156         234,952
  Class R4 shares                                                        20,858,784       9,720,873
  Class R5 shares                                                         6,295,319          63,119
Payments for redemptions
  Class A shares                                                       (332,511,739)   (561,758,538)
  Class B shares                                                        (20,345,971)   (100,414,237)
  Class C shares                                                         (9,152,081)    (11,914,483)
  Class I shares                                                           (970,830)    (12,051,908)
  Class R2 shares                                                          (772,592)     (1,461,405)
  Class R3 shares                                                        (7,417,884)     (8,787,797)
  Class R4 shares                                                       (31,447,526)    (57,197,051)
  Class R5 shares                                                       (19,098,154)     (7,616,155)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       148,304,790     682,346,794
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (871,097,140)   (205,363,720)
Net assets at beginning of period                                     2,356,620,581   2,561,984,301
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,485,523,441  $2,356,620,581
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $   14,129,076  $    7,967,847
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.14       $10.15        $9.12        $8.56        $6.81
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .07(b)       .06(b)       .05          .03
Net gains (losses) (both realized and
 unrealized)                                         (2.55)       (2.56)        1.89         1.03         1.80
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.51)       (2.49)        1.95         1.08         1.83
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.05)        (.05)        (.03)        (.02)
Distributions from realized gains                     (.45)        (.47)        (.87)        (.49)        (.06)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)        (.52)        (.92)        (.52)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.16        $7.14       $10.15        $9.12        $8.56
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $999       $1,745       $2,026       $1,443         $782
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.20%(e)     1.28%        1.23%        1.33%        1.37%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.20%(e)     1.28%        1.23%        1.33%        1.37%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.91%(e)      .74%         .58%         .72%         .58%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%          44%          26%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (35.72%)(i)  (25.62%)      22.74%       13.18%       27.06%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.90        $9.84        $8.89        $8.38        $6.70
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)      (.01)(b)     (.02)(b)       --           --
Net gains (losses) (both realized and
 unrealized)                                         (2.47)       (2.46)        1.84         1.00         1.74
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.44)       (2.47)        1.82         1.00         1.74
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                     (.45)        (.47)        (.87)        (.49)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.01        $6.90        $9.84        $8.89        $8.38
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $91         $164         $306         $297         $242
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.98%(e)     2.04%        1.99%        2.10%        2.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.98%(e)     2.04%        1.99%        2.10%        2.13%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.12%(e)     (.07%)       (.17%)       (.06%)       (.20%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%          44%          26%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (36.03%)(i)  (26.13%)      21.73%       12.42%       26.12%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.90        $9.84        $8.89        $8.39        $6.70
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .00(b),(c)  (.02)(b)       --           --
Net gains (losses) (both realized and
 unrealized)                                         (2.47)       (2.46)        1.84          .99         1.75
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.44)       (2.46)        1.82          .99         1.75
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.01)          --           --           --
Distributions from realized gains                     (.45)        (.47)        (.87)        (.49)        (.06)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.45)        (.48)        (.87)        (.49)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.01        $6.90        $9.84        $8.89        $8.39
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $30          $54          $42          $27          $14
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.96%(f)     2.03%        1.98%        2.09%        2.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.96%(f)     2.03%        1.98%        2.09%        2.13%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.14%(f)      .03%        (.18%)       (.04%)       (.19%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%          44%          26%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                    (36.04%)(j)  (26.11%)      21.72%       12.29%       26.27%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.26       $10.30        $9.24        $8.65        $6.87
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .10(b)       .09(b)       .08          .05
Net gains (losses) (both realized and
 unrealized)                                         (2.60)       (2.58)        1.92         1.06         1.83
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.54)       (2.48)        2.01         1.14         1.88
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.09)        (.08)        (.06)        (.04)
Distributions from realized gains                     (.45)        (.47)        (.87)        (.49)        (.06)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.50)        (.56)        (.95)        (.55)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.22        $7.26       $10.30        $9.24        $8.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $32          $16          $29          $18          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .67%(e)      .85%         .80%         .89%         .89%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .67%(e)      .85%         .80%         .89%         .89%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.57%(e)     1.13%         .91%        1.16%        1.02%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%          44%          26%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.59%)(h)  (25.25%)      23.18%       13.71%       27.54%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008     2007(b)
Net asset value, beginning of period                 $7.12       $10.18        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .05          .01
Net gains (losses) (both realized and
 unrealized)                                         (2.54)       (2.56)        1.16
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.50)       (2.51)        1.17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.08)        (.08)
Distributions from realized gains                     (.45)        (.47)        (.87)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.48)        (.55)        (.95)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.14        $7.12       $10.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $10          $10          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.47%(f)       1.61%        1.67%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.47%(f)       1.61%        1.67%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.76%(f)        .60%         .11%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.79%)(i)  (25.87%)      13.00%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008     2007(b)
Net asset value, beginning of period                 $7.15       $10.19        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .07          .04
Net gains (losses) (both realized and
 unrealized)                                         (2.57)       (2.56)        1.14
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.52)       (2.49)        1.18
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.08)        (.08)
Distributions from realized gains                     (.45)        (.47)        (.87)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.48)        (.55)        (.95)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.15        $7.15       $10.19
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $29          $31          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.22%(f)     1.36%        1.49%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.22%(f)     1.36%        1.49%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.00%(f)      .85%         .57%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.83%)(i)  (25.60%)      13.12%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.20       $10.22        $9.19        $8.62        $6.85
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .05(b)       .08(b)       .07(b)       .07          .03
Net gains (losses) (both realized and
 unrealized)                                         (2.57)       (2.56)        1.90         1.04         1.83
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.52)       (2.48)        1.97         1.11         1.86
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.07)        (.07)        (.05)        (.03)
Distributions from realized gains                     (.45)        (.47)        (.87)        (.49)        (.06)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.49)        (.54)        (.94)        (.54)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.19        $7.20       $10.22        $9.19        $8.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $209         $271         $157          $45           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .97%(e)     1.13%        1.10%        1.16%        1.19%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .96%(e)     1.13%        1.10%        1.16%        1.19%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.20%(e)      .96%         .68%         .96%         .75%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%          44%          26%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.63%)(h)  (25.41%)      22.81%       13.35%       27.30%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008     2007(b)
Net asset value, beginning of period                 $7.21       $10.23        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .12          .08
Net gains (losses) (both realized and
 unrealized)                                         (2.58)       (2.58)        1.14
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.52)       (2.46)        1.22
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.09)        (.08)
Distributions from realized gains                     (.45)        (.47)        (.87)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.50)        (.56)        (.95)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.19        $7.21       $10.23
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $86          $65          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .72%(f)      .84%         .84%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .72%(f)      .84%         .84%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.56%(f)     1.46%        1.03%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.56%)(i)  (25.23%)      13.57%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008     2007(b)
Net asset value, beginning of period                 $7.19       $10.20        $9.88
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .07          .05
Net gains (losses) (both realized and
 unrealized)                                         (2.57)       (2.56)        1.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (2.52)       (2.49)        1.27
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.05)        (.08)
Distributions from realized gains                     (.45)        (.47)        (.87)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.47)        (.52)        (.95)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.20        $7.19       $10.20
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.06%(f)     1.27%        1.23%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.06%(f)     1.27%        1.23%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.06%(f)      .73%         .66%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          34%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (35.62%)(i)  (25.53%)      14.14%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Mid Cap Value Fund (the Fund) is a series of RiverSource Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of medium-sized companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At March 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
30  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter option (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
32  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At March 31, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At March 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161

--------------------------------------------------------------------------------
34  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.70% to 0.475% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


will be zero. The adjustment decreased the management fee by $1,121,138 for the six months ended March 31, 2009. The management fee for the six months ended March 31, 2009 was 0.55% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, other expenses paid to this company were $9,312.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
36  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $5,299,000 and $329,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $449,843 for Class A, $49,969 for Class B and $27,878 for Class C for the six months ended March 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.47%
Class R3............................................  1.22
Class R4............................................  0.96




--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2..........................................  $    2
Class R3..........................................       2
Class R4..........................................   3,157


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.11%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

BANK FEE CREDITS
During the six months ended March 31, 2009, the Fund's transfer agency fees were reduced by $320 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $95,043 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $544,348,513 and $530,324,306, respectively, for the six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
38  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED MARCH 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                43,140,116    24,613,079   (72,106,496)      (4,353,301)
Class B                 1,117,274     2,202,855    (4,589,481)      (1,269,352)
Class C                 1,076,447       581,214    (2,039,681)        (382,020)
Class I                 5,438,488       281,134      (230,317)       5,489,305
Class R2                  971,475       204,788      (176,294)         999,969
Class R3                3,605,585       573,890    (1,591,157)       2,588,318
Class R4               14,747,286     4,514,888    (6,883,073)      12,379,101
Class R5               14,118,611     1,362,623    (4,018,246)      11,462,988
----------------------------------------------------------------------------------


                                        YEAR ENDED SEPT. 30, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                98,535,550    11,596,902   (65,476,477)      44,655,975
Class B                 3,356,312     1,598,592   (12,238,688)      (7,283,784)
Class C                 4,782,457       246,240    (1,444,138)       3,584,559
Class I                   488,560       180,631    (1,372,871)        (703,680)
Class R2                1,610,539         5,492      (176,050)       1,439,981
Class R3                5,210,957        25,734    (1,041,855)       4,194,836
Class R4               27,762,464     1,060,073    (6,573,011)      22,249,526
Class R5                9,952,711         6,883      (940,300)       9,019,294
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2009, securities valued at $317,859,950 were on loan, secured by cash collateral of $324,021,280 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $450,536 earned from securities lending from Dec. 1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $3,058 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $7,145 earned from securities lending from Oct. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $281,619,329 and $353,121,024, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in

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40  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
42  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
44  RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                    RIVERSOURCE MID CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  45

RIVERSOURCE MID CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6252 J (5/09)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Investment Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 2, 2009